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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  March 31

Date of reporting period:                         December 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Institutional Prime Money Market Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

The schedules are not audited.

		PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)		as of December 31, 2006 (Unaudited)

Principal Amount			Value

CERTIFICATES OF DEPOSIT: 2.5%

$8,000,000	C	ABN Amro Bank, 5.350%, due 12/11/07	$8,000,000
6,000,000		Canadian Imperial Bank of Commerce, 5.350%, due 04/11/07	5,995,269
5,000,000		Credit Suisse, 5.506%, due 02/02/07	4,996,912
3,000,000		HBOS Treasury Services PLC, 5.350%, due 04/11/07	2,997,634

		Total Certificates of Deposit
		(Cost $21,989,815)	21,989,815

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.0%

6,000,000	@@, #, C	Cheyne High Grade CDO Ltd., 5.380%, due 11/13/07	6,000,000
9,000,000	@@, #, C	Newcastle CDO Ltd., 5.380%, due 03/26/07	9,000,000
5,400,000	@@, #, C, I	Newcastle CDO Ltd., 5.380%, due 09/24/07	5,400,000
5,400,000	@@, #, C, I	Newcastle CDO Ltd., 5.380%, due 10/24/07	5,400,000

		Total Collateralized Mortgage Obligations
		(Cost $25,800,000)	25,800,000

COMMERCIAL PAPER: 39.9%

21,000,000		Alliance & Leicester PLC, 5.280%, due 03/20/07	20,759,760
2,000,000		ANZ National, 5.170%, due 04/04/07	1,973,288
14,000,000		ASB Finance Ltd., 5.285%, due 01/17/07	13,909,496
39,825,000	@@, #	BHP Billiton Finance USA, 5.330%, due 01/25/07	39,714,235
13,000,000		Cafco, LLC, 5.285%, due 01/05/07	12,992,366
2,238,000	#	Concord Minutemen Capital Co., LLC - Series A, 5.300%, due 01/22/07	2,231,002
38,000,000		Concord Minutemen Capital Co., LLC - Series C, 5.290%, due 02/06/07	37,766,580
1,000,000	#	Crown Point Capital Co., 5.290%, due 01/10/07	998,677
29,092,000		Crown Point Capital Co., 5.330%, due 01/18/07	29,018,777
24,000,000		Duke Funding High Grade I Ltd., 5.320%, due 01/12/07	23,950,520
8,000,000		IXIS, 5.220%, due 03/26/07	7,902,560
36,500,000		Monument Gardens Funding, LLC, 5.290%, due 01/22/07	36,410,644
28,815,000	#	Old Line Funding, 5.300%, due 01/26/07	28,699,499
15,000,000		Park Avenue Receivables Corp., 5.295%, due 02/21/07	14,887,481
8,000,000		St. Germain Holdings Ltd., 5.300%, due 01/11/07	7,988,222
4,000,000		Three Pillars Funding Corp., 5.260%, due 03/15/07	3,957,336
9,162,000	#	Thunder Bay Funding, LLC, 5.330%, due 01/16/07	9,118,556
32,719,000		Tulip Funding Corp., 5.320%, due 01/02/07	32,714,165
7,650,000		UBS Finance, 5.215%, due 05/11/07	7,535,289
2,575,000		Westpac Trust, 5.400%, due 01/08/07	2,572,296
5,450,000		Windmill Funding Corp., 5.350%, due 01/02/07	5,449,190
4,000,000		Yorktown Capital, LLC, 5.350%, due 01/22/07	3,987,517

		Total Commercial Paper
		(Cost $344,537,456)	344,537,456

CORPORATE BONDS/NOTES: 49.0%

2,000,000	@@	Alliance & Leicester PLC, 5.449%, due 01/14/08	2,001,487
5,300,000	#	Allstate Life Global Funding II, 5.430%, due 04/02/07	5,301,049
4,000,000		American Express Bank FSB, 5.350%, due 10/18/07	4,000,718
2,710,000		American Express Bank FSB, 5.430%, due 11/16/07	2,712,321
7,710,000		American Express Bank FSB, 5.440%, due 07/19/07	7,714,603
11,418,000		American General Finance Corp., 5.374%, due 11/15/07	11,338,480
9,500,000	#, C	American General Finance Corp., 5.400%, due 01/15/08	9,499,931
14,000,000		Bank of America, N.A., 5.315%, due 02/23/07	13,999,666

		PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)		as of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

CORPORATE BONDS/NOTES (continued)

$10,000,000		Bank of America, N.A., 5.315%, due 04/18/07	$9,999,753
3,750,000	#	Bank of New York, Inc., 5.410%, due 01/25/08	3,750,000
10,500,000		Bear Stearns Cos., Inc., 5.370%, due 08/01/07	10,502,251
5,725,000		Bear Stearns Cos., Inc., 5.410%, due 01/28/08	5,725,000
5,800,000		Bear Stearns Cos., Inc., 5.430%, due 01/04/08	5,800,000
4,000,000		Bear Stearns Cos., Inc., 5.486%, due 03/01/07	4,001,192
4,427,000		Bear Stearns Cos., Inc., 5.505%, due 07/27/07	4,429,763
12,000,000	@@	BNP Paribas, 5.312%, due 01/26/07	12,000,000
15,000,000		Credit Suisse, 5.342%, due 01/12/07	14,999,748
4,000,000		Credit Suisse, 5.356%, due 03/27/07	3,999,936
1,650,000		Credit Suisse, 5.740%, due 10/29/07	1,655,203
15,000,000	@@, #	Duke Funding High Grade I Ltd., 5.330%, due 06/06/07	14,999,357
11,890,000		General Electric Capital Corp., 5.425%, due 06/22/07	11,894,879
8,400,000		General Electric Capital Corp., 5.475%, due 07/09/07	8,400,000
8,500,000	I	Goldman Sachs Group, Inc., 5.390%, due 02/14/07	8,500,000
10,000,000	I	Goldman Sachs Group, Inc., 5.390%, due 05/11/07	10,000,000
5,300,000	#	Goldman Sachs Group, Inc., 5.400%, due 01/15/08	5,300,000
9,000,000	#	Goldman Sachs Group, Inc., 5.475%, due 09/14/07	9,006,864
4,200,000	@@, #	HBOS Treasury Services PLC, 5.396%, due 02/01/08	4,200,000
16,085,000	@@, #	HBOS Treasury Services PLC, 5.436%, due 01/24/08	16,089,893
15,000,000	@@, #	HBOS Treasury Services PLC, 5.452%, due 01/12/07	15,000,478
2,889,000		HSBC Finance Corp., 5.473%, due 01/30/07	2,889,586
5,181,000		JPMorgan Chase & Co., 5.378%, due 05/30/07	5,178,105
14,750,000		Lehman Brothers Holdings, Inc., 5.415%, due 07/19/07	14,757,339
6,360,000		Lehman Brothers Holdings, Inc., 5.494%, due 04/20/07	6,362,892
20,500,000		Merrill Lynch & Co., Inc., 5.320%, due 07/27/07	20,500,000
11,500,000	#, I	Money Market Trust Series A, 5.425%, due 11/09/07	11,500,000
5,000,000		Morgan Stanley, 5.342%, due 02/01/08	5,002,085
12,000,000		Morgan Stanley, 5.440%, due 01/25/08	12,002,563
4,401,000	C	Morgan Stanley, 5.445%, due 04/01/07	4,404,629
5,000,000		Morgan Stanley, 5.499%, due 02/15/07	5,001,011
8,400,000		Morgan Stanley, 5.512%, due 01/12/07	8,400,293
8,500,000		Natixis SA, 5.310%, due 12/05/07	8,498,460
4,000,000	@@, C	Royal Bank of Scotland Group PLC, 5.496%, due 04/27/07	3,981,324
16,000,000		Toronto Dominion Bank, 5.320%, due 04/27/07	16,000,000
10,000,000		Toyota Motor Credit Corp., 5.302%, due 04/26/07	10,000,000
10,000,000		Verizon Global Funding Corp., 5.470%, due 01/12/07	10,000,000
2,500,000		Wachovia Corp., 5.428%, due 02/06/07	2,500,161
7,000,000		Washington Mutual Bank, 5.355%, due 09/17/07	6,999,635
14,000,000		Washington Mutual Bank, 5.410%, due 02/28/07	14,001,379
11,000,000		Washington Mutual Bank, 5.415%, due 11/16/07	11,004,207
4,500,000		Wells Fargo & Co., 5.386%, due 01/02/08	4,500,000
3,300,000		Westpac Banking Corp., 5.393%, due 01/11/08	3,300,000

		Total Corporate Bonds/Notes
		(Cost $423,606,241)	423,606,241

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.3%

20,000,000	C	Federal Home Loan Bank, 5.555%, due 08/15/07	20,000,000

		Total U.S. Government Agency Obligations
		(Cost $20,000,000)	20,000,000

REPURCHASE AGREEMENTS: 3.3%

28,565,000		Morgan Stanley Repurchase Agreement dated 12/29/06,
		5.250%, $28,581,663 to be received upon repurchase
		(Collateralized by $58,315,000 Resolution Funding Corp.,
		Discount Note, Market Value $29,138,256, due 10/15/20)	28,565,000

		Total Repurchase Agreements
		(Cost $28,565,000)	28,565,000

	PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2006 (Unaudited) (continued)

			Value

	Total Investments in Securities
	(Cost $864,498,512)*	100.0%	$864,498,512
	Other Assets and Liabilities - Net	(0.0)	(135,411)
	Net Assets	100.0%	$864,363,101

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

CDO	Collateralized Debt Obligations
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid security
*	Cost for federal income tax purposes is the same as for financial statement purposes.

		PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund		as of December 31, 2006 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 0.0%
		Agency Collateral CMO: 0.0%
$ 34,143	C	Small Business Administration Participation Certificates, 8.250%, due 11/01/11	$ 35,559

		Total Corporate Bonds/Notes
		(Cost $35,263)	35,559

U.S. GOVERNMENT AGENCY OBLIGATIONS: 83.4%
		Federal Home Loan Mortgage Corporation: 0.1%
110,756		7.000%, due 11/01/14	113,802
424,474		7.500%, due 12/01/14	440,694
105,627		7.500%, due 01/01/30	110,265
54,528		8.000%, due 01/01/30	57,371
41,412		9.500%, due 07/01/20	45,108
			767,240
		Federal National Mortgage Association: 0.2%
83,245		6.500%, due 06/01/14	85,272
630,497		6.500%, due 02/01/29	648,973
105,901		7.000%, due 03/01/15	109,021
120,796		7.500%, due 05/01/28	126,143
116,473		8.500%, due 08/01/11	118,785
53,507		8.500%, due 05/01/15	56,911
35,391		8.500%, due 08/01/15	37,642
124,067		8.500%, due 09/01/15	131,958
			1,314,705
		Government National Mortgage Association: 83.1%
6,674,285		3.750%, due 05/20/34	6,561,026
824,453		4.000%, due 05/20/33	743,021
928,953		4.000%, due 01/15/34	843,721
900,446		4.000%, due 03/15/34	817,829
1,472,337		4.500%, due 01/20/34	1,377,417
333,542		4.500%, due 05/20/34	312,039
2,412,363		4.500%, due 10/20/34	2,262,963
4,445,905		4.500%, due 08/15/35	4,201,568
582,466		4.500%, due 09/15/35	550,455
4,368,196		4.500%, due 11/15/35	4,128,130
1,122,508		5.000%, due 04/15/29	1,093,188
1,270,284		5.000%, due 04/15/30	1,236,590
1,336,671		5.000%, due 10/15/30	1,301,216
987,745		5.000%, due 05/15/33	962,114
1,008,236		5.000%, due 06/15/33	982,073
2,173,343		5.000%, due 07/15/33	2,116,948
1,053,893		5.000%, due 10/15/33	1,026,546
1,576,905		5.000%, due 10/20/33	1,525,669
4,439,437		5.000%, due 12/20/33	4,295,193
1,060,877		5.000%, due 02/20/34	1,025,836
971,446		5.000%, due 03/15/34	945,716
3,020,634		5.000%, due 04/15/34	2,938,150
544,191		5.000%, due 04/20/34	526,216
1,311,848		5.000%, due 06/20/34	1,268,517
1,036,496		5.000%, due 07/20/34	1,002,259
606,459		5.000%, due 09/20/34	586,427
1,942,639		5.000%, due 12/20/34	1,878,472
1,728,087		5.000%, due 03/15/35	1,681,355
2,685,842		5.000%, due 04/15/35	2,613,211

		PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund		as of December 31, 2006 (Unaudited) (continued)

Principal Amount		Value

	Government National Mortgage Association (continued)
$ 3,953,350	5.000%, due 05/15/35	$ 3,846,440
1,678,386	5.000%, due 05/20/35	1,626,184
2,048,811	5.000%, due 06/15/35	1,993,406
27,262,451	5.000%, due 11/20/35	26,414,519
24,985,740	5.000%, due 03/20/36	24,202,009
4,883,250	5.000%, due 04/20/36	4,730,077
4,563,141	5.000%, due 05/20/36	4,420,009
1,036,137	5.500%, due 08/20/24	1,031,739
37,655	5.500%, due 04/20/29	37,493
512,082	5.500%, due 10/15/32	510,641
1,905,748	5.500%, due 12/15/32	1,900,385
2,663,526	5.500%, due 03/15/33	2,654,632
2,601,782	5.500%, due 04/15/33	2,593,095
6,701,534	5.500%, due 05/15/33	6,679,157
2,982,757	5.500%, due 06/15/33	2,972,798
8,291,616	5.500%, due 07/15/33	8,262,572
566,042	5.500%, due 09/15/33	564,152
711,220	5.500%, due 10/15/33	708,845
11,615,980	5.500%, due 11/15/33	11,573,574
2,271,500	5.500%, due 12/15/33	2,263,038
645,165	5.500%, due 12/20/33	640,196
3,419,576	5.500%, due 01/15/34	3,404,208
559,190	5.500%, due 01/20/34	554,582
3,543,749	5.500%, due 02/15/34	3,527,824
1,099,544	5.500%, due 03/15/34	1,095,285
1,329,102	5.500%, due 03/20/34	1,318,150
11,387,731	5.500%, due 04/15/34	11,340,647
1,174,299	5.500%, due 04/20/34	1,165,651
392,356	5.500%, due 05/15/34	390,836
1,798,508	5.500%, due 06/15/34	1,791,541
923,897	5.500%, due 06/20/34	916,284
1,957,595	5.500%, due 07/15/34	1,950,011
850,567	5.500%, due 07/20/34	845,145
9,353,413	5.500%, due 08/15/34	9,317,176
1,083,853	5.500%, due 08/20/34	1,074,921
8,682,158	5.500%, due 09/15/34	8,648,522
5,576,349	5.500%, due 10/15/34	5,554,746
190,510	5.500%, due 12/15/34	189,772
256,653	5.500%, due 12/20/34	254,538
5,560,347	5.500%, due 01/15/35	5,536,690
581,825	5.500%, due 01/20/35	576,810
3,359,688	5.500%, due 02/15/35	3,345,393
3,919,637	5.500%, due 03/15/35	3,902,961
2,896,370	5.500%, due 04/15/35	2,884,047
5,531,712	5.500%, due 05/15/35	5,508,177
1,030,170	5.500%, due 06/15/35	1,025,787
1,464,593	5.500%, due 07/15/35	1,458,362
2,737,352	5.500%, due 03/15/36	2,725,050
15,764,941	5.500%, due 03/20/36	15,652,077
998,909	5.500%, due 04/15/36	994,419
20,412,255	5.500%, due 04/20/36	20,269,481
1,393,434	5.500%, due 05/15/36	1,387,172
26,524,248	5.500%, due 06/20/36	26,338,724
1,086,052	5.500%, due 07/15/36	1,081,171
14,858,362	5.500%, due 08/20/36	14,754,435
3,708,016	5.500%, due 10/15/36	3,691,350
225,667	5.750%, due 11/20/27	226,832
301,403	5.750%, due 12/20/27	302,959
230,014	5.750%, due 02/20/28	231,166
856,297	5.750%, due 03/20/28	860,587
329,696	5.750%, due 04/20/28	331,348

		PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund		as of December 31, 2006 (Unaudited) (continued)

Principal Amount		Value

	Government National Mortgage Association (continued)
$ 197,096	5.750%, due 07/20/28	$ 198,083
208,177	5.750%, due 01/20/29	209,170
118,334	5.750%, due 04/20/29	118,899
1,027,366	5.750%, due 07/20/29	1,032,266
463,524	6.000%, due 10/15/15	471,599
839,175	6.000%, due 10/15/25	852,623
2,056,197	6.000%, due 04/15/26	2,090,880
801,431	6.000%, due 07/15/28	814,852
503,636	6.000%, due 08/15/28	512,070
1,241,617	6.000%, due 09/15/28	1,262,408
484,727	6.000%, due 02/15/29	492,836
324,801	6.000%, due 04/15/29	330,181
371,046	6.000%, due 02/15/32	376,850
1,916,726	6.000%, due 07/15/32	1,946,712
5,035,078	6.000%, due 08/15/32	5,114,756
9,712,643	6.000%, due 09/15/32	9,864,591
1,718,030	6.000%, due 11/15/32	1,744,908
1,352,728	6.000%, due 12/15/32	1,373,890
14,841,382	6.000%, due 01/15/33	15,067,421
1,423,862	6.000%, due 02/15/33	1,445,548
2,114,586	6.000%, due 03/15/33	2,146,792
511,854	6.000%, due 04/15/33	519,649
2,199,985	6.000%, due 05/15/33	2,233,492
4,028,392	6.000%, due 09/15/33	4,089,745
5,409,106	6.000%, due 10/15/33	5,491,489
1,451,703	6.000%, due 12/15/33	1,473,813
1,115,140	6.000%, due 01/15/34	1,131,037
1,122,914	6.000%, due 01/20/34	1,135,104
322,164	6.000%, due 02/15/34	326,756
4,230,865	6.000%, due 03/20/34	4,276,795
532,479	6.000%, due 04/20/34	538,260
3,409,189	6.000%, due 05/20/34	3,446,199
186,169	6.000%, due 06/20/34	188,190
1,018,791	6.000%, due 07/20/34	1,029,851
3,073,969	6.000%, due 08/20/34	3,107,340
486,190	6.000%, due 09/15/34	493,412
975,770	6.000%, due 10/15/34	990,265
6,586,287	6.000%, due 10/20/34	6,657,787
11,079,770	6.000%, due 11/20/34	11,200,051
10,518,269	6.000%, due 12/20/34	10,632,454
2,726,215	6.000%, due 01/20/35	2,754,455
1,156,666	6.000%, due 02/20/35	1,168,648
1,756,278	6.000%, due 03/20/35	1,774,471
602,900	6.000%, due 04/20/35	609,145
476,569	6.000%, due 06/20/35	481,506
993,716	6.000%, due 05/15/36	1,007,882
1,992,583	6.000%, due 06/15/36	2,020,989
1,852,020	6.000%, due 07/15/36	1,878,422
1,302,056	6.000%, due 08/15/36	1,320,618
997,865	6.000%, due 09/15/36	1,012,090
1,755,333	6.000%, due 10/15/36	1,780,356
139,563	6.250%, due 03/15/28	142,427
180,008	6.250%, due 04/15/28	183,703
327,723	6.500%, due 02/15/26	337,404
315,275	6.500%, due 03/15/28	324,514
209,381	6.500%, due 08/15/28	215,517
2,516,233	6.500%, due 11/15/28	2,589,970
383,410	6.500%, due 07/20/29	393,020
30,615	6.500%, due 05/15/31	31,472
1,497,255	6.500%, due 08/20/31	1,533,565
337,862	6.500%, due 09/15/31	347,323

		PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund		as of December 31, 2006 (Unaudited) (continued)

Principal Amount		Value

	Government National Mortgage Association (continued)
$ 2,180,835	6.500%, due 01/15/32	$ 2,241,262
1,067,382	6.500%, due 02/15/32	1,096,957
104,181	6.500%, due 04/20/32	106,677
472,264	6.500%, due 07/20/32	483,578
783,832	6.500%, due 08/15/32	805,551
2,479,108	6.500%, due 11/15/33	2,543,278
1,104,343	6.500%, due 11/20/33	1,128,792
687,259	6.500%, due 01/20/34	702,027
656,541	6.500%, due 02/20/34	670,648
390,642	6.500%, due 03/20/34	399,036
457,793	6.500%, due 08/20/34	467,630
2,920,166	6.500%, due 09/20/34	2,982,913
2,075,664	6.500%, due 10/20/34	2,120,265
1,742,625	6.500%, due 11/20/34	1,780,070
1,503,832	6.500%, due 12/20/34	1,536,146
671,849	6.500%, due 03/20/35	686,363
1,467,397	6.500%, due 04/20/36	1,499,055
1,200,513	6.500%, due 05/15/36	1,232,115
2,807,634	6.500%, due 09/15/36	2,881,541
9,872,298	6.500%, due 09/20/36	10,095,150
16,432	6.750%, due 08/15/28	16,864
410,523	6.750%, due 10/15/28	421,335
60,711	6.750%, due 11/15/28	62,309
94,592	7.000%, due 09/15/23	97,736
26,214	7.000%, due 12/15/23	27,086
51,888	7.000%, due 04/15/26	53,683
286,658	7.000%, due 01/15/27	296,661
195,361	7.000%, due 11/15/27	202,178
340,070	7.000%, due 07/15/28	351,536
28,535	7.000%, due 07/15/29	29,504
55,112	7.000%, due 10/15/30	56,985
68,991	7.000%, due 05/15/31	71,320
758,314	7.000%, due 06/15/31	784,086
369,465	7.000%, due 09/15/31	381,938
256,289	7.000%, due 11/15/31	264,847
170,527	7.000%, due 12/15/31	176,284
2,450,952	7.000%, due 01/15/32	2,533,379
4,742,294	7.000%, due 02/15/32	4,901,782
3,156,883	7.000%, due 03/15/32	3,263,050
4,365,794	7.000%, due 04/15/32	4,512,620
4,038,635	7.000%, due 05/15/32	4,174,458
2,415,383	7.000%, due 07/15/32	2,496,615
1,020,232	7.000%, due 08/20/36	1,049,140
46,928	7.250%, due 01/15/29	48,663
100,206	7.500%, due 08/20/27	104,409
279,546	7.500%, due 12/15/28	292,316
444,620	7.500%, due 10/15/30	464,187
49,741	7.500%, due 12/15/30	51,930
127,326	7.500%, due 01/15/31	132,961
163,048	7.500%, due 10/15/31	170,264
165,391	7.500%, due 01/15/32	172,748
25,063	7.800%, due 05/15/19	26,392
37,506	7.800%, due 07/15/19	39,496
12,466	8.000%, due 03/20/24	13,150
48,464	8.000%, due 11/15/25	51,352
132,604	8.000%, due 07/15/26	140,587
163,941	8.000%, due 09/15/26	173,812
65,380	8.000%, due 09/20/26	69,054
50,097	8.000%, due 12/15/26	53,114
28,886	8.000%, due 04/15/27	30,622
66,178	8.000%, due 06/15/27	70,155

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2006 (Unaudited) (continued)

Principal Amount		Value

$ 108,187	Government National Mortgage Association (continued)
27,371	8.000%, due 07/15/27	$ 114,689
42,771	8.000%, due 03/15/28	29,029
18,309	8.050%, due 07/15/19	45,408
45,075	8.050%, due 07/15/20	19,463
44,726	9.000%, due 05/15/16	48,272
12,596	9.000%, due 07/15/16	47,898
	9.500%, due 11/15/21	13,742
		519,298,347
	Total U.S. Government Agency Obligations
	(Cost $524,466,660)	521,380,292

U.S. TREASURY OBLIGATIONS: 7.7%
	U.S. Treasury Bonds: 5.9%
300,000	4.000%, due 02/15/14	287,262
1,868,000	4.250%, due 10/31/07	1,856,473
4,543,000	4.250%, due 08/15/15	4,397,483
100,000	4.375%, due 11/15/08	99,227
15,000,000	4.500%, due 02/15/16	14,765,640
15,000,000	5.250%, due 02/15/29	15,735,945
		37,142,030
	U.S. Treasury Notes: 1.8%
3,021,000	4.000%, due 08/31/07	3,001,412
6,705,000	4.250%, due 10/15/10	6,603,379
1,000,000	9.250%, due 02/15/16	1,332,500
		10,937,291
	Total U.S. Treasury Obligations
	(Cost $48,969,629)	48,079,321

	Total Long-Term Investments
	(Cost $573,471,552)	569,495,172

SHORT-TERM INVESTMENTS: 8.3%
	U.S. Treasury Bills: 8.3%
14,000,000	Discount Note, due 03/22/07	13,852,580
39,000,000	Discount Note, due 06/28/07	38,067,627

	Total Short-Term Investments
	(Cost $51,920,207)	51,920,207

Total Investments in Securities
(Cost $625,391,759)*	99.4%	$ 621,415,379
Other Assets and Liabilities - Net	0.6	3,686,617
Net Assets	100.0%	$ 625,101,996

Government National Mortgage Association (“GNMA”) manages a program of Mortgage-backed securities in order to attract funds for secondary mortgages and provide liquidity for existing mortgage securities. GNMA is a quasi-government agency.

Federal National Mortgage Association (“FNMA”) purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered, shareholder-owned company.

Federal Home Loan Mortgage Corporation (“FHLMC”) purchase mortgages from a mortgage originator and holds them as investments in its portfolio, or securitizes them. FHLMC is a private organization.

C	Bond may be called prior to maturity date.

*	Cost for federal income tax purposes is

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$ 2,978,085
Gross Unrealized Depreciation	(6,954,465)
Net Unrealized Depreciation	$ (3,976,380)

		PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund		as of December 31, 2006 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 98.3%
		Advertising: 1.8%
$1,400,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	$1,349,250
385,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	406,175
1,230,000	C	Vertis, Inc., 9.750%, due 04/01/09	1,273,050
			3,028,475
		Aerospace/Defense: 0.6%
1,045,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	1,058,063
			1,058,063
		Airlines: 1.2%
800,000		AMR Corp., 8.608%, due 04/01/11	850,500
630,857	C	Continental Airlines, Inc., 7.461%, due 04/01/15	656,486
515,000		United Airlines, Inc., 6.932%, due 09/01/11	579,697
			2,086,683
		Apparel: 0.9%
810,000	C	Levi Strauss & Co., 10.110%, due 04/01/12	835,313
630,000	C	Phillips-Van Heusen, 8.125%, due 05/01/13	664,650
			1,499,963
		Auto Manufacturers: 1.4%
1,050,000	C	General Motors Corp., 7.125%, due 07/15/13	992,250
1,475,000	C	General Motors Corp., 8.375%, due 07/15/33	1,371,750
			2,364,000
		Auto Parts & Equipment: 1.4%
1,055,000	#, C	Lear Corp., 8.750%, due 12/01/16	1,024,669
1,290,000	C	Visteon Corp., 8.250%, due 08/01/10	1,264,200
			2,288,869
		Building Materials: 1.5%
675,000	C	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	666,563
205,000	C	Goodman Global Holdings, Inc., 8.360%, due 06/15/12	208,588
825,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	851,813
970,000	C	Ply Gem Industries, Inc., 9.000%, due 02/15/12	829,350
			2,556,314
		Chemicals: 6.1%
745,000	C	Equistar Chemicals LP, 10.625%, due 05/01/11	797,150
925,000	#, C	Huntsman International, LLC, 7.875%, due 11/15/14	936,563
1,690,000	@@, #, C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	1,622,400
1,675,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	1,746,188
1,000,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	1,055,000
350,000	#, C	Mosaic Co., 7.375%, due 12/01/14	360,938
450,000	#, C	Mosaic Co., 7.625%, due 12/01/16	468,563
1,100,000	@@, C	Nova Chemicals Corp., 8.502%, due 11/15/13	1,105,500
1,750,000	C	PolyOne Corp., 8.875%, due 05/01/12	1,754,353
351,000	C	Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	375,570
			10,222,225
		Commercial Services: 4.9%
1,890,000	#, C	Ashtead Capital, Inc., 9.000%, due 08/15/16	2,031,750
980,000	#, C	Avis Budget Car Rental, LLC, 7.625%, due 05/15/14	960,400
465,000	#, C	Avis Budget Car Rental, LLC, 7.750%, due 05/15/16	449,888
770,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	796,950
780,000	C	H&E Equipment Services, Inc., 8.375%, due 07/15/16	820,950
930,000	#, C	Hertz Corp., 8.875%, due 01/01/14	978,825
1,130,000	#, C	Hertz Corp., 10.500%, due 01/01/16	1,248,650
940,000	#, C	Rental Services Corp., 9.500%, due 12/01/14	975,250
			8,262,663
		Computers: 0.5%
845,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	891,475
			891,475
		Diversified Financial Services: 13.2%
1,205,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	1,317,420
685,000	C	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	760,350
655,000	C	Crystal US Holdings 3, LLC, Discount Note, due 10/01/14	566,575
1,700,000		Ford Motor Credit Co., Discount Note, due 11/29/13	1,705,449

		PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund		of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

		Diversified Financial Services: (continued)
$2,200,000	#	Ford Motor Credit Co., 9.750%, due 09/15/10	$2,342,193
1,030,000		Ford Motor Credit Co., 9.810%, due 04/15/12	1,092,888
2,295,000		Ford Motor Credit Co., 9.875%, due 08/10/11	2,456,827
950,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	977,264
1,480,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	1,519,544
795,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	915,364
440,000	#, C	GNC Parent Corp., Discount Note, due 12/01/11	442,200
670,000	#, C	Hexion US Finance Corp., 9.750%, due 11/15/14	682,563
1,830,000	#, C	Idearc, Inc., 8.000%, due 11/15/16	1,866,600
600,000	#, C	Momentive Performance Materials, Inc., 9.750%, due 12/01/14	603,000
440,000	#, C	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	433,400
1,160,274	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	1,154,472
670,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	707,688
950,000	C	Universal City Florida Holding Co. I/II, 10.110%, due 05/01/10	985,625
855,000	C	Visant Corp., 7.625%, due 10/01/12	869,963
880,000	#, C	Wimar Opco, LLC, 9.625%, due 12/15/14	875,600
			22,274,985
		Electric: 3.2%
495,000	#, C	AES Corp., 8.750%, due 05/15/13	532,744
1,165,000	C	CMS Energy Corp., 8.500%, due 04/15/11	1,272,763
713,575	C	Homer City Funding, LLC, 8.734%, due 10/01/26	824,179
1,809,951	C	Midwest Generation, LLC, 8.300%, due 07/02/09	1,863,119
860,000	C	Mirant North America, LLC, 7.375%, due 12/31/13	877,200
			5,370,005
		Electronics: 0.5%
900,000		Sanmina-Sci Corp., Discount Note, due 01/31/08	903,654
			903,654
		Entertainment: 4.9%
820,000	C	AMC Entertainment, Inc., 8.625%, due 08/15/12	862,025
1,125,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	1,268,438
1,075,000	C	American Casino & Entertainment Properties, LLC, 7.850%, due 02/01/12	1,103,219
1,700,000		Cedar Fair LP, Discount Note, due 06/13/12	1,719,125
885,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	898,275
195,000	C	Six Flags Theme Parks, Inc., 8.875%, due 02/01/10	189,638
1,070,000	C	Six Flags Theme Parks, Inc., 9.625%, due 06/01/14	997,775
1,230,000	C	Warner Music Group - Old, 7.375%, due 04/15/14	1,223,850
			8,262,345
		Environmental Control: 1.7%
645,000	#, C	Aleris International, Inc., 9.000%, due 12/15/14	651,450
1,280,000	C	Waste Services, Inc., 9.500%, due 04/15/14	1,340,800
865,000	C	WCA Waste Corp., 9.250%, due 06/15/14	908,250
			2,900,500
		Food: 1.2%
770,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	756,139
980,000	C	Albertson’s, Inc., 7.500%, due 02/15/11	1,023,089
175,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	178,500
			1,957,728
		Forest Products & Paper: 5.0%
1,658,000	C	Abitibi-Consolidated Finance LP, 7.875%, due 08/01/09	1,624,840
1,135,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	1,163,375
700,000	@@, C	Catalyst Paper Corp., 8.625%, due 06/15/11	712,250
715,000	@@, C	Domtar, Inc., 7.875%, due 10/15/11	745,388
440,000	#, C	Georgia-Pacific Corp., 7.000%, due 01/15/15	441,100
550,000	#, C	Georgia-Pacific Corp., 7.125%, due 01/15/17	551,375
740,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	741,850
840,000	C	NewPage Corp., 12.000%, due 05/01/13	892,500
270,000	#, C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.110%, due 08/01/14	275,400
685,000	#, C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	717,538
520,000	#, C	Verso Paper Holdings, LLC and Verson Paper, Inc., 11.375%, due 08/01/16	548,600
			8,414,216
		Healthcare - Products: 1.4%
660,000	#, C	CDRV Investors, Inc., 9.860%, due 12/01/11	646,800
1,655,000	C	VWR International, Inc., 8.000%, due 04/15/14	1,712,925
			2,359,725
		Healthcare - Services: 4.9%
990,000	C	Community Health Systems, Inc., 6.500%, due 12/15/12	980,100
1,015,000	C	DaVita, Inc., 7.250%, due 03/15/15	1,040,375
2,975,000	#, C	HCA, Inc., 9.250%, due 11/15/16	3,194,406

		PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund		of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

		Healthcare - Services (continued)
$805,000	#, C	HCA, Inc., 9.625%, due 11/15/16	$867,388
830,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	832,075
530,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	487,600
845,000	C	Triad Hospitals, Inc., 7.000%, due 11/15/13	854,506
			8,256,450
		Holding Companies - Diversified: 0.5%
750,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	762,188
			762,188
		Home Builders: 1.6%
885,000	C	Standard-Pacific Corp., 6.500%, due 08/15/10	869,513
1,150,000	C	Stanley-Martin Communities, LLC, 9.750%, due 08/15/15	914,250
995,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	985,050
			2,768,813
		Home Furnishings: 0.5%
795,000	C	Norcraft Cos. LP/Norcraft Finance Corp., 9.000%, due 11/01/11	826,800
			826,800
		Household Products/Wares: 1.2%
925,000	C	American Achievement Corp., 8.250%, due 04/01/12	951,594
1,155,000	C	Visant Holding Corp., Discount Note, due 12/01/13	1,025,063
			1,976,657
		Leisure Time: 1.8%
1,005,000	@@, C	NCL Corp., 10.625%, due 07/15/14	1,010,025
375,000	@@	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	369,286
265,000	@@	Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10	282,592
1,250,000	#, C	TDS Investor Corp., 11.875%, due 09/01/16	1,287,500
			2,949,403
		Lodging: 1.4%
490,000	#, C	French Lick Resorts & Casino, LLC/French Lick Resorts & Casino Corp., 10.750%, due 04/15/14	460,600
900,000	C	MGM Mirage, 5.875%, due 02/27/14	837,000
235,000	C	MGM Mirage, 6.625%, due 07/15/15	225,013
875,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	782,031
			2,304,644
		Media: 12.1%
880,000	C	American Media Operations, Inc., 10.250%, due 05/01/09	854,700
910,000	C	CBD Media, Inc., 8.625%, due 06/01/11	937,300
1,883,000	C	CCH I, LLC, 11.000%, due 10/01/15	1,939,864
1,234,000	#, C	CCH II, LLC/CCH II Capital Corp., 10.250%, due 10/01/13	1,320,380
1,430,000	#, C	Charter Communications Operating, LLC, 8.000%, due 04/30/12	1,492,563
1,375,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	1,442,031
1,075,000	#, C	CMP Susquehanna Corp., 9.875%, due 05/15/14	1,075,000
345,000		CSC Holdings, Inc., 7.625%, due 04/01/11	353,194
1,015,000		CSC Holdings, Inc., 7.625%, due 07/15/18	993,431
1,360,000		CSC Holdings, Inc., 8.125%, due 07/15/09	1,416,100
1,074,000	C	Dex Media West, LLC/Dex Media Finance Co., 9.875%, due 08/15/13	1,176,030
495,000	C	Dex Media, Inc., 8.000%, due 11/15/13	512,325
995,000	C	Insight Communications Co., Inc., 12.250%, due 02/15/11	1,044,750
1,105,000	#, C	ION Media Networks, Inc., 11.610%, due 01/15/13	1,124,338
625,000	#, C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	635,938
930,000	C	Nexstar Finance, Inc., 7.000%, due 01/15/14	878,850
750,000	#, C	Nielsen Finance, LLC/Nielsen Finance Co., 10.000%, due 08/01/14	816,563
1,540,000	C	Primedia, Inc., 10.749%, due 05/15/10	1,609,300
790,000	C	Radio One, Inc., 6.375%, due 02/15/13	742,600
			20,365,257
		Miscellaneous Manufacturing: 0.6%
665,000	#, C	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	694,925
270,000	#, C	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	283,500
			978,425
		Oil & Gas: 4.1%
900,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	898,875
890,000	@@, #, C	Griffin Coal Mining Co. Pty Ltd., 9.500%, due 12/01/16	921,150
1,065,000	#, C	Hilcorp Energy I LP, 9.000%, due 06/01/16	1,131,563
870,000	@@, #, C	Opti Canada, Inc., 8.250%, due 12/15/14	898,275
708,000	C	Parker Drilling Co., 10.119%, due 09/01/10	727,470
850,000	C	PetroHawk Energy Corp., 9.125%, due 07/15/13	896,750
650,000	#	Sabine Pass LNG LP, 7.500%, due 11/30/16	649,188
830,000	C	Whiting Petroleum Corp., 7.250%, due 05/01/13	836,225
			6,959,496

		PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund		of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

		Oil & Gas Services: 1.0%
$840,000	#, C	Complete Production Services, Inc., 8.000%, due 12/15/16	$865,200
750,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	785,625
			1,650,825
		Packaging & Containers: 0.7%
610,000	C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	619,150
600,000	C	Owens Brockway Glass Container, Inc., 6.750%, due 12/01/14	585,000
			1,204,150
		Pipelines: 1.7%
880,000	C	Southern Natural Gas Co., 8.000%, due 03/01/32	1,032,681
1,260,000	C	Transcontinental Gas Pipe Line Corp., 7.250%, due 12/01/26	1,305,675
560,000	#	Williams Partners LP, 7.250%, due 02/01/17	574,000
			2,912,356
		Retail: 5.3%
925,000	C	Blockbuster, Inc., 9.000%, due 09/01/12	899,563
855,000	C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	878,513
795,000	#, C	Buffets, Inc., 12.500%, due 11/01/14	804,938
705,000	C	Dominos, Inc., 8.250%, due 07/01/11	734,081
270,000	C	Duane Reade, Inc., 9.860%, due 12/15/10	280,800
720,000	C	General Nutrition Centers, Inc., 8.500%, due 12/01/10	743,400
1,205,000	C	General Nutrition Centers, Inc., 8.625%, due 01/15/11	1,274,288
815,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	855,750
820,000	#, C	Michaels Stores, Inc., 11.375%, due 11/01/16	858,950
1,465,000	C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	1,606,006
			8,936,289
		Semiconductors: 1.1%
935,000	#, C	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	936,169
905,000	@@, C	STATS ChipPAC Ltd., 7.500%, due 07/19/10	916,313
			1,852,482
		Telecommunications: 8.4%
330,000	C	American Tower Corp., 7.125%, due 10/15/12	340,725
720,000	C	Centennial Cellular Operating Co., 10.125%, due 06/15/13	779,400
390,000	C	Centennial Communications Corp., 10.000%, due 01/01/13	416,813
1,540,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	1,590,050
830,000	C	Citizens Communications Co., 9.000%, due 08/15/31	904,700
275,000	C	Citizens Communications Co., 9.250%, due 05/15/11	305,594
1,125,000	C	Dobson Cellular Systems, 9.875%, due 11/01/12	1,231,875
255,000	C	Dobson Communications Corp., 9.610%, due 10/15/12	261,375
1,585,000	@@, #, C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	1,747,463
1,375,000	@@, C	Intelsat Ltd., 5.250%, due 11/01/08	1,344,063
970,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	1,013,650
260,000	C	LCI International, Inc., 7.250%, due 06/15/07	261,950
790,000	#, C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	829,500
860,000	#, C	PanAmSat Corp., 9.000%, due 06/15/16	914,825
900,000	C	Qwest Capital Funding, Inc., 6.375%, due 07/15/08	906,750
445,000	C	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	455,013
465,000		Qwest Corp., 8.610%, due 06/15/13	505,688
310,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	330,150
			14,139,584
		Total Corporate Bonds/Notes
		(Cost $161,445,140)	165,545,707

Shares			Value

COMMON STOCK: 0.9%
		Agriculture: 0.0%
17,906	I, X	North Atlantic Trading Co.	$18
			18

		PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund		of December 31, 2006 (Unaudited) (continued)

Principal Amount				Value

		Mutual Funds: 0.8%
$191,500		ING Prime Rate Trust		$1,384,545
				1,384,545
		Telecommunications: 0.1%
264	@@	Completel Europe NV		8,168
2,350	I, X	Jordan Tellecommunications		50,807
				58,975
		Total Common Stock
		(Cost $1,550,401)		1,443,538
PREFERRED STOCK: 0.0%
		Media: 0.0%
1	P	ION Media Networks, Inc.		7,972

		Total Preferred Stock
		(Cost $8,676)		7,972
WARRANTS: 0.2%
		Building Materials: 0.0%
3,100	#, I, X	Dayton Superior Corp.		31
				31
		Commercial Services: 0.0%
92,950	I, X	Comforce Corp.		930
				930
		Telecommunications: 0.2%
580		American Tower Corp.		305,555
500	@@, #, X	GT Group Telecom, Inc.		—
				305,555
		Total Warrants
		(Cost $47,403)		306,516

		Total Investments in Securities
		(Cost $163,051,620)*	99.4%	$167,303,733
		Other Assets and Liabilities - Net	0.6	1,059,233
		Net Assets	100.0%	$168,362,966

	@@	Non-Income producing security
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	**	Investment in affiliats

	*	Cost for federal income tax purposes is
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,380,158
		Gross Unrealized Depreciation		(1,128,045)
		Net Unrealized Appreciation		$4,252,113

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2006 (Unaudited) (continued)

ING High Yield Bond Portfolio Credit Default Swap Agreements Outstanding on December 31, 2006:

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate	Date	Amount		(Depreciation)

Bear Stearns Credit Products, Inc.	Idearc, Inc., 8.000%, due 11/15/16	Buy	(1.66)%	12/20/11	USD	1,900,000	$(23,774)
Merrill Lynch International	Idearc, Inc., 8.000%, due 11/15/16	Buy	(1.73)%	12/20/11	USD	1,900,000	(29,453)
Citibank N.A., New York	R.H. Donnelley Corp., 8.875%, due 01/15/16	Sell	2.35%	12/20/11	USD	1,900,000	24,913
Goldman Sachs International	R.H. Donnelley Corp., 8.875%, due 01/15/16	Sell	2.45%	12/20/11	USD	1,900,000	38,654
Citibank N.A., New York	United States Steel Corp., 9.750%, due 05/15/10	Buy	(1.70)%	12/20/16	USD	1,250,000	(14,134)
							$(3,794)

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund (1)	as of December 31, 2006 (Unaudited)

Principal Amount			Value

CERTIFICATES OF DEPOSIT: 3.5%
$2,630,000		Abbey National Treasury Services, 5.330%, due 02/01/07	$2,628,164
5,000,000	C	ABN Amro Bank, 5.350%, due 12/11/07	5,000,000
1,460,000		Australia & New Zealand Banking Group, 5.330%, due 01/29/07	1,459,177
3,000,000		Barclays Bank PLC, 5.340%, due 06/18/07	3,000,234
750,000		Deutsche Bank AG, 5.620%, due 02/14/07	749,654
4,500,000		HBOS Treasury Services PLC, 5.350%, due 03/29/07	4,499,391
585,000		Societe Generale, 5.330%, due 01/17/07	584,798

		Total Certificates of Deposit
		(Cost $17,921,418)	17,921,418

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.1%
2,000,000	@@, #, C	Cheyne High Grade CDO Ltd., 5.380%, due 11/13/07	2,000,000
8,500,000	@@, #, C	Newcastle CDO Ltd., 5.380%, due 03/26/07	8,500,000

		Total Collateralized Mortgage Obligations
		(Cost $10,500,000)	10,500,000

COMMERCIAL PAPER: 51.3%
500,000		Abbey National North America, LLC, 5.300%, due 01/08/07	499,485
13,600,000		Alliance & Leicester PLC, 5.280%, due 03/20/07	13,436,408
2,750,000		ANZ National, 5.170%, due 04/04/07	2,713,414
1,100,000		ASB Bank Ltd., 5.310%, due 01/05/07	1,099,351
30,052,000		ASB Finance Ltd., 5.280%, due 02/01/07	29,829,853
3,316,000		Banco Santander Central Hispano, S.A., 5.310%, due 01/05/07	3,311,041
1,300,000		Bank of America Corp., 5.270%, due 03/01/07	1,287,718
12,329,000		Barton Capital Corp., 5.300%, due 01/09/07	12,310,992
15,500,000	@@, #	BHP Billiton Finance USA, 5.330%, due 01/25/07	15,455,492
21,200,000		Cafco, LLC, 5.285%, due 01/05/07	21,168,698
4,150,000		Caisse Nationale, 5.295%, due 01/04/07	4,145,326
7,313,000	#	Concord Minutemen Capital Co., LLC - Series A, 5.280%, due 01/22/07	7,283,484
2,000,000		Concord Minutemen Capital Co., LLC - Series C, 5.320%, due 02/02/07	1,990,542
13,840,000		Crown Point Capital Co., 5.280%, due 01/05/07	13,804,021
3,300,000	I	Danske Corp., 5.310%, due 01/18/07	3,288,370
10,000,000		Duke Funding High Grade I Ltd., 5.320%, due 01/12/07	9,983,744
2,920,000		Edison Asset Securitization Corp., 5.230%, due 04/18/07	2,862,522
250,000		IXIS, 5.080%, due 01/04/07	249,894
2,457,000		Jupiter Securitization Corp., 5.300%, due 01/10/07	2,453,744
18,592,000	#	Old Line Funding, 5.320%, due 01/19/07	18,512,301
4,000,000		Park Avenue Receivables Corp., 5.295%, due 02/21/07	3,969,995
16,000,000		Park Avenue Receivables Corp., 5.300%, due 01/03/07	15,995,289
2,100,000		Societe Generale, 5.280%, due 01/08/07	2,097,830
20,800,000		St. Germain Holdings Ltd., 5.290%, due 01/19/07	20,768,749
2,593,000		Three Pillars Funding Corp., 5.260%, due 03/15/07	2,565,343
8,200,000	#	Thunder Bay Funding, LLC, 5.300%, due 01/16/07	8,161,194
10,000,000		Tulip Funding Corp., 5.310%, due 01/03/07	9,997,050
16,601,000		UBS Finance, 5.300%, due 01/16/07	16,444,140
3,200,000		Westpac Banking Corp., 5.260%, due 02/05/07	3,173,887
600,000		Westpac Capital Corp., 5.285%, due 01/18/07	598,503
2,000,000		Westpac Trust, 5.400%, due 01/08/07	1,997,900
6,567,000		Yorktown Capital, LLC, 5.300%, due 01/05/07	6,551,857

		Total Commercial Paper
		(Cost $258,008,137)	258,008,137

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund (1)	as of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 32.5%
$13,000,000		American Express Bank FSB, 5.350%, due 10/18/07	$13,002,334
2,000,000		American Express Bank FSB, 5.440%, due 07/19/07	2,001,209
4,350,000		American General Finance Corp., 5.292%, due 11/15/07	4,320,847
1,000,000	#, C	American General Finance Corp., 5.400%, due 01/15/08	999,986
2,000,000		American General Finance Corp., 5.470%, due 04/05/07	2,000,434
12,000,000		American General Finance Corp., 5.485%, due 08/16/07	12,010,736
1,000,000		American Honda Finance Corp., 5.484%, due 10/22/07	1,001,011
9,000,000		Bank of America, N.A., 5.315%, due 02/23/07	8,999,785
2,300,000		Bank of America, N.A., 5.315%, due 05/25/07	2,299,983
500,000		Bear Stearns Cos., Inc., 5.410%, due 01/28/08	500,000
690,000		Bear Stearns Cos., Inc., 5.416%, due 01/15/07	690,069
1,200,000		Bear Stearns Cos., Inc., 5.534%, due 01/16/07	1,200,071
2,000,000	@@	BNP Paribas, 5.312%, due 01/26/07	2,000,000
2,000,000		Credit Suisse, 5.874%, due 02/15/07	2,001,208
519,000		General Electric Capital Corp., 5.475%, due 07/09/07	519,330
1,000,000	I	Goldman Sachs Group, Inc., 5.390%, due 05/11/07	1,000,000
4,000,000	#	Goldman Sachs Group, Inc., 5.475%, due 09/14/07	4,001,907
1,500,000	@@, #	HBOS Treasury Services PLC, 5.436%, due 01/24/08	1,500,865
11,000,000	@@, #	HBOS Treasury Services PLC, 5.452%, due 01/12/07	11,000,351
1,000,000	@@, #	HBOS Treasury Services PLC, 7.093%, due 07/23/07	990,412
3,600,000		HSBC Finance Corp., 5.414%, due 05/10/07	3,600,743
4,250,000		HSBC Finance Corp., 5.525%, due 02/09/07	4,250,855
5,000,000		HSBC Finance Corp., 5.530%, due 07/27/07	5,004,820
650,000		Lehman Brothers Holdings, Inc., 5.400%, due 05/31/07	650,159
5,500,000		Lehman Brothers Holdings, Inc., 5.494%, due 04/20/07	5,502,454
3,000,000		Merrill Lynch & Co., Inc., 5.320%, due 07/27/07	3,000,000
1,400,000		Merrill Lynch & Co., Inc., 5.390%, due 08/22/07	1,400,573
2,000,000		Merrill Lynch & Co., Inc., 5.490%, due 03/19/07	2,000,608
800,000		Merrill Lynch & Co., Inc., 5.495%, due 07/09/07	800,398
1,000,000		Merrill Lynch & Co., Inc., 5.505%, due 01/26/07	1,000,099
2,000,000	#, I	Money Market Trust Series A, 5.425%, due 11/09/07	2,000,000
1,200,000		Morgan Stanley, 5.342%, due 02/01/08	1,200,500
8,000,000		Morgan Stanley, 5.410%, due 01/04/08	8,007,576
2,547,000		Morgan Stanley, 5.499%, due 02/15/07	2,547,488
4,123,000		Morgan Stanley, 5.512%, due 01/12/07	4,123,197
10,000,000		Natixis SA, 5.310%, due 12/05/07	9,998,189
4,000,000	@@	Royal Bank of Scotland Group PLC, 5.496%, due 04/27/07	3,981,324
3,100,000		Southtrust Bank, N.A., 5.425%, due 03/19/07	3,100,534
6,000,000		Suntrust Bank, 5.296%, due 05/01/07	5,999,801
1,000,000		Suntrust Bank, 5.408%, due 07/01/07	998,199
5,000,000		Toyota Motor Credit Corp., 5.302%, due 04/26/07	5,000,000
885,000	C	UnitedHealth Group, 5.413%, due 01/17/07	884,909
3,500,000		Variable Funding Corp., 5.300%, due 02/12/07	3,499,794
1,000,000		Wachovia Corp., 5.440%, due 07/20/07	1,000,643
3,000,000		Washington Mutual Bank, 5.355%, due 09/17/07	2,999,844
8,000,000		Washington Mutual Bank, 5.410%, due 02/28/07	8,000,774
1,100,000	C	Wells Fargo & Co., 5.301%, due 10/15/07	1,086,973

		Total Corporate Bonds/Notes
		(Cost $163,680,992)	163,680,992

REPURCHASE AGREEMENTS: 10.7%

53,744,000		Deutsche Bank Repurchase Agreement date 12/29/06, 5.250%, due 01/02/07 $53,775,351 to be received upon repurchase (Collateralized by $54,608,000 various U.S. Government Agency obligations, 5.125%-5.375%, Market value plus accrued interest $54,819,096 due 10/24/07-11/28/11).	53,744,000

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund (1)	as of December 31, 2006 (Unaudited) (continued)

		Value

Total Repurchase Agreements
(Cost $53,744,000)		$53,744,000

Total Investments in Securities
(Cost $503,854,547)*	100.1%	$503,854,547
Other Assets and Liabilities - Net	(0.1)	(608,938)
Net Assets	100.0%	$503,245,609

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

CDO	Collateralized Debt Obligations
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid security
*	Cost for federal income tax purposes is the same as for financial statement purposes.

		PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund		as of December 31, 2006 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 27.6%

		Airlines: 0.2%
$474,400	C	Continental Airlines, Inc., 8.312%, due 04/02/11	$477,068
1,742,000		United Airlines, Inc., 6.932%, due 09/01/11	1,960,839
			2,437,907
		Auto Manufacturers: 0.1%
106,000	L	Ford Motor Co., 7.450%, due 07/16/31	83,740
1,279,000		General Motors Corp., 7.400%, due 09/01/25	1,087,150
441,000	C, L	General Motors Corp., 8.375%, due 07/15/33	410,130
			1,581,020
		Banks: 6.4%
2,930,000	C	Australia & New Zealand Banking Group Ltd., 5.556%, due 11/29/49	2,551,025
989,048	#	Banco Itau SA, 5.739%, due 09/20/08	990,838
2,154,000	#, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	2,165,492
1,878,000		Banco Santander Chile SA, 7.375%, due 07/18/12	2,055,841
1,060,000	C	Bank of Ireland, 5.625%, due 12/29/49	923,174
1,180,000	C	Bank of Nova Scotia, 5.625%, due 08/21/85	1,001,700
540,000	L	Bank of Scotland, 5.563%, due 11/30/49	464,713
177,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	184,278
710,000	C	Barclays Bank PLC, 5.563%, due 12/31/49	621,055
2,170,000	C, L	BNP Paribas, 5.445%, due 09/29/49	1,861,053
2,800,000	#, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	2,678,749
1,000,000	#, C	Danske Bank A/S, 5.914%, due 12/29/49	1,006,250
1,490,000	C	Den Norske Bank ASA, 5.563%, due 08/29/49	1,266,500
230,000	C	Den Norske Bank ASA, 5.625%, due 11/29/49	198,828
2,174,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	2,626,140
858,000	#, C	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	892,981
3,837,000	#, C	HBOS PLC, 5.375%, due 11/29/49	3,783,861
1,800,000	C	Hong Kong & Shanghai Banking Corp., Ltd., 5.500%, due 07/29/49	1,520,397
3,010,000	C	HSBC Bank PLC, 5.475%, due 06/29/49	2,558,500
2,390,000	C, L	HSBC Bank PLC, 5.625%, due 06/29/49	2,073,325
2,370,000	C	Lloyds TSB Bank PLC, 5.560%, due 08/29/49	2,045,988
230,000	C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	200,175
1,450,000	C	Lloyds TSB Group PLC, 5.625%, due 06/29/49	1,275,783
61,000	C	M&I Capital Trust A, 7.650%, due 12/01/26	63,143
1,684,000	C	Mellon Capital I, 7.720%, due 12/01/26	1,753,414
2,010,000	C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	2,124,660
1,100,000	C, L	National Australia Bank Ltd., 5.556%, due 10/29/49	954,837
320,000	C	National Westminster Bank PLC, 5.500%, due 11/29/49	274,427
390,000	C	National Westminster Bank PLC, 5.688%, due 08/29/49	337,065
1,911,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	1,871,545
1,736,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	1,676,924
1,581,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	1,565,089
2,697,000	#, C	Resona Bank Ltd., 5.850%, due 09/29/49	2,638,149
4,330,000	C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	3,715,313
1,090,000	C	Societe Generale, 5.438%, due 11/29/49	941,922
1,060,000	C	Standard Chartered PLC, 5.525%, due 12/29/49	882,450
3,220,000	C	Standard Chartered PLC, 5.563%, due 07/29/49	2,664,550
520,000	C, L	Standard Chartered PLC, 5.588%, due 01/29/49	430,300
5,150,000	C, L	Standard Chartered PLC, 5.625%, due 11/29/49	4,326,000
2,596,000	C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	2,692,971
1,405,000	C, L	Wachovia Capital Trust III, 5.800%, due 12/31/49	1,417,904
1,250,000	C	Westpac Banking Corp., 5.525%, due 09/30/49	1,069,798
1,108,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	1,054,964
3,606,000	#, C	Woori Bank, 6.125%, due 05/03/16	3,685,851
			71,087,922
		Beverages: 0.2%
1,849,000		Cia Brasileira de Bebidas, 8.750%, due 09/15/13	2,163,330
			2,163,330
		Chemicals: 0.8%
1,646,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	1,715,955
905,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	954,775
720,000		Stauffer Chemical, 5.620%, due 04/15/10	601,582
1,230,000		Stauffer Chemical, 5.890%, due 04/15/18	644,508
1,510,000		Stauffer Chemical, 7.670%, due 04/15/17	838,714

			PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund			as of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

		Chemicals (continued)
$3,638,000	L	Union Carbide Corp., 7.750%, due 10/01/96	$3,819,671
			8,575,205
		Diversified Financial Services: 7.5%
3,773,000	#, C	Aiful Corp., 4.450%, due 02/16/10	3,621,386
527,000	#, I	Alpine III, 5.925%, due 08/16/14	528,502
527,000	#, I	Alpine III, 6.325%, due 08/16/14	528,829
789,000	#, I	Alpine III, 8.125%, due 08/16/14	794,072
1,348,000	#, I	Alpine III, 11.375%, due 08/16/14	1,383,377
7,897,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	8,633,751
1,575,683	#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	1,552,048
1,712,000	C	Citigroup Capital II, 7.750%, due 12/01/36	1,770,275
2,340,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	2,436,876
2,130,000		Eksportfinans A/S, 5.125%, due 10/26/11	2,134,873
1,245,000	C	Financiere CSFB NV, 5.500%, due 03/29/49	1,067,588
2,770,000		Ford Motor Credit Co., Discount Note, due 11/29/13	2,778,878
3,513,000		Ford Motor Credit Co., 8.000%, due 12/15/16	3,477,234
1,512,000		Ford Motor Credit Co., 8.110%, due 01/13/12	1,500,108
2,914,000		Ford Motor Credit Co., 9.810%, due 04/15/12	3,091,917
172,000	L	Ford Motor Credit Co., 9.875%, due 08/10/11	184,128
2,448,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	2,436,565
3,652,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	3,801,228
1,724,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	2,248,449
1,366,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	1,417,297
1,509,000	C, L	JPM Capital Trust II, 7.950%, due 02/01/27	1,570,339
3,618,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	3,540,549
3,178,000	#	Mantis Reef Ltd., 4.799%, due 11/03/09	3,101,601
2,394,000	C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	2,433,965
1,296,000	C	Paribas, 5.500%, due 12/31/49	1,118,089
725,667	#, C	Petroleum Export Ltd., 4.623%, due 06/15/10	714,602
1,111,683	#, C	Petroleum Export Ltd., 5.265%, due 06/15/11	1,082,465
2,740,820	#, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	2,797,349
4,239,000	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	4,133,025
3,341,588	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	3,324,880
3,821,000	C	Southern Star Central Corp., 6.750%, due 03/01/16	3,830,553
3,421,000	#	TNK-BP Finance SA, 7.500%, due 07/18/16	3,647,641
14,055,403	#	Toll Road Investors Partnership II LP, 0.000%, due 02/15/45	1,801,242
1,200,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	1,202,282
2,297,000	C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	2,425,444
1,085,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	1,135,685
			83,247,092
		Electric: 3.7%
1,802,000	#, I, L	Abu Dhabi National Energy Co., 6.500%, due 10/27/36	1,864,848
1,615,000	#, C, L	Baltimore Gas & Electric, 6.350%, due 10/01/36	1,654,188
3,652,205	C	CE Generation, LLC, 7.416%, due 12/15/18	3,825,860
1,756,000	C	Cleveland Electric Illum, 5.950%, due 12/15/36	1,680,411
3,826,000	C, L	Commonwealth Edison Co., 6.950%, due 07/15/18	3,953,708
469,000		Empresa Nacional de Electricidad SA, 7.325%, due 02/01/37	510,888
3,315,000	L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	3,908,879
2,379,000	C, L	FirstEnergy Corp., 6.450%, due 11/15/11	2,483,424
2,210,000	#, C	ITC Holdings Corp., 5.875%, due 09/30/16	2,197,162
677,000	#, C	ITC Holdings Corp., 6.375%, due 09/30/36	677,365
773,736	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	749,791
2,475,000	C	Nevada Power Co., 5.950%, due 03/15/16	2,482,269
3,630,000	C	NorthWestern Corp., 5.875%, due 11/01/14	3,572,127
1,485,000	#, C	Potomac Edison Co., 5.800%, due 10/15/16	1,492,219
712,513	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	716,620
336,945		PPL Montana, LLC, 8.903%, due 07/02/20	371,864
2,613,000	C	Sierra Pacific Power Co., 6.000%, due 05/15/16	2,631,767
466,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	475,499
2,468,000	C	Southern Co. CAP Trust I, 8.190%, due 02/01/37	2,573,956
2,304,000	C	Southern Power Co., 6.375%, due 11/15/36	2,263,039
1,334,000	C	Toledo Edison Co., 6.150%, due 05/15/37	1,317,612
			41,403,496
		Energy - Alternate Sources: 0.2%
2,000,364		Salton Sea Funding Corp., 7.840%, due 05/30/10	2,061,335
			2,061,335
		Food: 0.9%
10,003,000	C	Heinz Finance Co., 6.625%, due 07/15/11	10,414,133
			10,414,133

			PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund			as of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

		Gas: 0.4%
$2,882,000	#, C	Nakilat, Inc., 6.067%, due 12/31/33	$2,869,636
1,533,000	#, C	Nakilat, Inc., 6.267%, due 12/31/33	1,523,767
			4,393,403
		Healthcare - Products: 0.1%
1,562,000	C	Boston Scientific Corp., 7.000%, due 11/15/35	1,560,852
			1,560,852
		Home Builders: 0.2%
1,871,000	L	D.R. Horton, Inc., 5.625%, due 09/15/14	1,809,942
			1,809,942
		Insurance: 0.5%
3,521,000	C	Aegon NV, 5.305%, due 12/31/49	3,028,060
1,443,000	C	Metlife, Inc., 6.400%, due 12/15/36	1,454,479
817,000	#, C	North Front Pass-Through Trust, 5.810%, due 12/15/24	805,600
			5,288,139
		Media: 0.4%
718,000	C	CBS Corp., 5.500%, due 05/15/33	598,189
4,105,000	#, C, L	Charter Communications Operating, LLC, 8.375%, due 04/30/14	4,305,119
			4,903,308
		Mining: 0.4%
3,536,000	C	Southern Copper Corp., 7.500%, due 07/27/35	3,851,719
			3,851,719
		Multi-National Banks: 0.2%
1,841,000		Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	1,775,184
			1,775,184
		Oil & Gas: 2.2%
1,193,000	#	EMP Nacional Del Petrole, 4.875%, due 03/15/14	1,134,933
796,000	#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	839,750
3,267,000	#, L	Gaz Capital SA, 6.212%, due 11/22/16	3,298,037
1,800,000		Greater Ohio Ethanol, LLC, 0.000%, due 12/31/13	1,793,250
2,200,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	2,204,814
2,509,000	C	Hess Corp., 7.300%, due 08/15/31	2,808,600
2,087,000	C, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	2,137,610
2,402,000	#	Pemex Project Funding Master Trust, 6.660%, due 06/15/10	2,471,658
2,147,000	#, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	2,061,925
3,105,000	#	Sabine Pass LNG LP, 7.250%, due 11/30/13	3,093,356
1,960,000	#	Sabine Pass LNG LP, 7.500%, due 11/30/16	1,957,550
			23,801,483
		Pipelines: 0.8%
4,067,000	#, C, I	Cameron Highway Oil Pipelines, 5.860%, due 12/15/17	3,976,765
906,000	C, L	Northwest Pipeline Corp., 7.000%, due 06/15/16	951,300
1,262,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	1,280,930
1,462,000	#	Williams Partners LP, 7.250%, due 02/01/17	1,498,550
933,000	#, C	Williams Partners LP, 7.500%, due 06/15/11	977,318
			8,684,863
		Real Estate Investment Trusts: 0.7%
392,000	C	Liberty Property LP, 6.375%, due 08/15/12	408,863
1,583,000	C	Liberty Property LP, 7.750%, due 04/15/09	1,656,530
3,618,000	#, C	Rouse Co. LP, 6.750%, due 05/01/13	3,651,474
2,309,000	C	Simon Property Group LP, 5.000%, due 03/01/12	2,270,895
			7,987,762
		Retail: 0.6%
2,778,000	C	Home Depot, Inc., 5.250%, due 12/16/13	2,761,310
3,970,000	C	Home Depot, Inc., 5.875%, due 12/16/36	3,909,406
			6,670,716
		Savings & Loans: 0.1%
1,238,000	C	Great Western Financial, 8.206%, due 02/01/27	1,290,886
			1,290,886
		Telecommunications: 1.0%
3,268,000	C, L	Rogers Wireless, Inc., 7.250%, due 12/15/12	3,480,420
2,122,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	2,130,117
959,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	936,385
1,484,000	C, L	Telecom Italia Capital SA, 7.200%, due 07/18/36	1,555,219
2,863,000	C	TELUS Corp., 8.000%, due 06/01/11	3,133,717
			11,235,858
		Total Corporate Bonds/Notes
		(Cost $305,801,858)	306,225,555

U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.3%
		Federal Home Loan Bank: 1.2%
5,435,000		5.000%, due 10/02/09	5,440,799

			PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund			as of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

		Federal Home Loan Bank (continued)
$2,590,000	L	5.375%, due 08/19/11	$2,636,980
5,021,000		5.625%, due 06/13/16	5,176,967
			13,254,746
		Federal Home Loan Mortgage Corporation: 8.4%
1,399,691	C	4.500%, due 12/15/16	1,374,268
3,422,000	C	4.500%, due 02/15/20	3,194,072
4,743,292	C	5.000%, due 08/15/16	4,676,232
4,105,000	C	5.000%, due 12/15/17	4,030,541
869,000	C	5.000%, due 05/15/20	842,733
3,324,257	C	5.000%, due 08/15/21	3,286,477
3,513,000	C	5.000%, due 04/15/23	3,362,999
3,848,947	C	5.000%, due 02/15/35	3,767,236
640,630		5.042%, due 04/01/35	628,786
5,333,000	L	5.125%, due 04/18/08	5,333,304
1,487,000		5.125%, due 04/18/11	1,498,729
4,647,000	C	5.150%, due 01/24/11	4,650,434
10,691,000	C, L	5.500%, due 04/24/09	10,693,555
469,000	W	5.500%, due 01/15/19	468,707
10,301,828	C	5.500%, due 08/15/20	9,911,870
7,814,000	W	5.500%, due 01/01/34	7,728,530
1,349,175		5.500%, due 06/01/36	1,336,088
408,723	C	5.670%, due 02/15/32	410,836
2,000,000	C	5.750%, due 05/11/11	2,002,144
4,962,000		5.750%, due 06/27/16	5,173,793
7,719,247	C	6.000%, due 01/15/29	7,788,329
10,364,000		6.625%, due 09/15/09	10,800,749
8,213		7.500%, due 11/01/28	8,578
			92,968,990
		Federal National Mortgage Association: 18.6%
3,076,761		2.365%, due 02/17/29	218,919
68,000	W	4.500%, due 01/15/19	65,599
105,000		4.500%, due 11/15/36	98,405
1,815,436		4.607%, due 08/01/35	1,779,350
832,316	C	4.750%, due 12/25/42	827,603
2,104,460		4.807%, due 08/01/35	2,077,021
5,365,000	L	4.875%, due 12/15/16	5,315,315
3,314,679		5.000%, due 02/25/29	3,270,266
4,531,506		5.000%, due 08/01/35	4,377,682
944,793		5.000%, due 10/01/35	912,722
73,287,000	W	5.000%, due 01/12/36	70,767,759
1,193,219		5.069%, due 07/01/35	1,174,781
3,014,962		5.152%, due 09/01/35	3,013,137
975,479		5.237%, due 08/01/35	963,559
13,051,000	L	5.250%, due 08/01/12	13,130,167
6,177,000	L	5.250%, due 09/15/16	6,300,565
97,000	W	5.500%, due 01/15/20	97,000
1,698,000		5.500%, due 05/25/30	1,670,130
1,946,460		5.500%, due 11/01/32	1,927,627
10,673,116		5.500%, due 11/01/33	10,568,783
17,766,000	W	5.500%, due 01/12/36	17,560,590
1,269,049		5.500%, due 06/01/36	1,255,169
1,344,075		5.500%, due 07/01/36	1,329,375
7,436,136		5.500%, due 10/01/36	7,307,166
3,875,424		5.500%, due 11/01/36	3,808,210
5,578,988		5.500%, due 12/25/36	5,428,796
7,984,000	C	5.600%, due 03/29/11	7,986,691
390,292		5.720%, due 04/18/28	393,465
27,959		5.770%, due 12/25/29	28,004
453,890		5.770%, due 10/25/33	455,153
453,921	C	5.870%, due 01/25/32	454,405
57,795		6.000%, due 08/01/16	58,673
5,073		6.000%, due 12/01/16	5,150
183,542		6.000%, due 03/01/17	186,331
1,673,963		6.000%, due 09/01/17	1,699,082
115,422		6.000%, due 11/01/17	117,176
3,175,000	W	6.000%, due 01/15/19	3,219,647
3,948,885		6.000%, due 07/25/29	3,998,808
2,195,809		6.000%, due 04/25/31	2,237,671
777,580		6.000%, due 08/01/33	782,683
41,581		6.500%, due 07/01/29	42,662

			PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund			as of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

		Federal National Mortgage Association (continued)
$ 179,173		6.500%, due 08/01/29	$183,828
526,867		6.500%, due 04/01/30	540,555
2,450		6.500%, due 06/01/31	2,509
416,741		6.500%, due 07/01/31	428,002
10,694		6.500%, due 09/01/31	10,951
238,154		6.500%, due 11/01/31	243,886
124,768		6.500%, due 04/01/32	127,667
64,049		6.500%, due 07/01/32	65,537
186,897		6.500%, due 08/01/32	191,239
142,864		6.500%, due 11/01/32	146,183
212,444		6.500%, due 01/01/33	217,380
81,773		6.500%, due 02/01/33	83,508
520,393		6.500%, due 12/01/33	531,436
10,073,000	W	6.500%, due 01/15/35	10,265,012
135,936		7.000%, due 01/01/30	139,684
5,006		7.000%, due 03/01/30	5,163
265,907		7.000%, due 06/01/31	274,584
928,684		7.000%, due 08/01/35	953,646
3,811,000		7.250%, due 01/15/10	4,057,263
1,808		7.500%, due 09/01/30	1,883
18,802		7.500%, due 10/01/30	19,585
95,842		7.500%, due 02/01/32	100,058
388,263	C	7.500%, due 12/25/41	403,670
801,257	C	7.500%, due 01/25/48	830,019
			206,734,545
		Government National Mortgage Association: 0.1%
945,074	C	2.930%, due 06/16/31	80,530
9,741		5.375%, due 04/20/28	9,829
1,216		6.500%, due 03/15/31	1,251
18,111		6.500%, due 08/15/31	18,618
43,110		6.500%, due 10/15/31	44,317
20,507		6.500%, due 11/15/31	21,081
18,354		6.500%, due 07/15/32	18,863
113,467		6.500%, due 09/15/32	116,611
57,591		7.000%, due 04/15/26	59,584
26,074		7.000%, due 05/15/32	26,951
81,148		7.500%, due 12/15/22	84,661
5,902		7.500%, due 10/15/26	6,170
18,705		7.500%, due 07/15/29	19,523
130		7.500%, due 11/15/30	136
20,186		7.500%, due 12/15/30	21,075
33,107		7.500%, due 12/15/31	34,566
54,571		7.500%, due 05/15/32	56,999
			620,765
		Total U.S. Government Agency Obligations
		(Cost $315,854,925)	313,579,046

U.S. TREASURY OBLIGATIONS: 6.7%
		U.S. Treasury Bonds: 2.4%
3,683,000	L	4.500%, due 02/15/36	3,503,457
7,880,000	L	4.625%, due 11/15/16	7,830,758
8,658,000	L	6.000%, due 02/15/26	9,822,103
4,399,000	L	6.250%, due 08/15/23	5,064,696
			26,221,014
		U.S. Treasury Inflation Protected Securities: 1.3%
4,948,000		2.000%, due 01/15/16	4,859,077
9,570,000	L	2.375%, due 04/15/11	9,694,005
			14,553,082
		U.S. Treasury Notes: 2.6%
24,944,000	L	4.625%, due 11/30/08	24,861,186
4,584,000	L	4.625%, due 11/15/09	4,571,110
			29,432,296
		U.S. Treasury Principal Only STRIP: 0.4%
18,547,000	L	Discount Note, due 02/15/36	4,699,643
			4,699,643
		Total U.S. Treasury Obligations
		(Cost $74,468,121)	74,906,035

			PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund			as of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

ASSET-BACKED SECURITIES: 4.4%
		Automobile Asset-Backed Securities: 0.2%
$ 373,000	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	$ 370,289
152,333	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	150,788
115,339	C	Daimler Chrysler Auto Trust, 3.490%, due 12/08/08	114,788
374,001	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	370,745
624,621	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	618,260
376,884	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	374,104
			1,998,974
		Credit Card Asset-Backed Securities: 0.1%
560,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	554,934
193,000	C	Discover Card Master Trust I, 5.150%, due 10/15/09	193,082
			748,016
		Home Equity Asset-Backed Securities: 2.4%
274,824	C	Bayview Financial Revolving Mortgage Loan Trust, 6.070%, due 09/28/43	275,097
68,364	C	Centex Home Equity, 4.140%, due 03/25/28	67,924
489,662	C	Freddie Mac Structured Pass-Through Securities, 5.570%, due 05/25/31	489,954
139,540	C	Freddie Mac Structured Pass-Through Securities, 5.620%, due 01/25/32	139,540
4,851,000	C	GSAA Trust, 5.242%, due 06/25/34	4,798,014
9,517,000	C	GSAA Trust, 5.882%, due 09/25/36	9,589,862
6,608,000	C	GSAA Trust, 6.040%, due 07/25/36	6,672,018
40,848	C	Merrill Lynch Mortgage Investors, Inc., 5.680%, due 07/25/34	40,988
18,858	C	New Century Home Equity Loan Trust, 5.880%, due 07/25/30	18,874
638,000	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	632,101
1,820,000	C	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	1,809,422
698,000	C	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	697,970
167,162	C	Residential Asset Securities Corp., 5.920%, due 06/25/32	167,317
40,347	C	Residential Funding Mortgage Securities II, Inc., 4.160%, due 08/25/34	40,104
984,000	C	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	963,540
			26,402,725
		Other Asset-Backed Securities: 1.7%
42,768	C	Amortizing Residential Collateral Trust, 5.820%, due 05/25/32	42,835
288,000	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	287,955
12,023	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	11,864
327,156	C	Chase Funding Mortgage Loan, 5.620%, due 07/25/33	328,033
388,702	C	Citigroup Mortgage Loan Trust, Inc., 5.440%, due 02/25/35	388,993
951,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	942,665
2,831,000	C	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	2,824,732
1,355,000	C	Equity One, Inc., 5.050%, due 09/25/33	1,336,868
803,275	C	Fannie Mae Grantor Trust, 5.460%, due 04/25/35	804,507
66,630	C	Fannie Mae Grantor Trust, 5.520%, due 11/25/32	66,673
1,957,345	C	Lehman XS Trust, 5.600%, due 08/25/35	1,963,445
2,664,717	C	Long Beach Mortgage Loan Trust, 5.650%, due 01/25/36	2,673,645
3,846,000	C	Merrill Lynch Mortgage Investors, Inc., 5.520%, due 01/25/37	3,849,786
989,000	C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	987,761
35,586	C	Popular Mortgage Pass-Through Trust, 3.735%, due 12/25/34	35,481
524,000	C	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	518,711
698,000	C	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	691,577
979,833	C	Residential Asset Mortgage Products, Inc., 5.590%, due 07/25/35	981,836
25,787	C	Residential Asset Mortgage Products, Inc., 5.630%, due 06/25/33	25,816
776,312	C	Structured Asset Securities Corp., 6.000%, due 03/25/34	774,585
			19,537,768
		Total Asset-Backed Securities
		(Cost $48,643,659)	48,687,483

COLLATERALIZED MORTGAGE OBLIGATIONS: 32.8%

419,874	C	ABN Amro Mortgage Corp., 5.820%, due 03/25/18	419,806
2,876,913	C	American Home Mortgage Assets, 5.883%, due 09/25/46	2,873,765
7,305,836	C	American Home Mortgage Investment Trust, 5.610%, due 11/25/45	7,339,933
3,652,918	C	American Home Mortgage Investment Trust, 5.760%, due 11/25/45	3,665,748
2,983,829	#	Astoria Depositor Corp., 7.902%, due 05/01/21	3,124,472
110,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	106,328
1,609,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	1,562,011
6,262,000	C	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	6,154,827
1,114,000	C	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	1,099,517
2,130,000	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	2,106,101
2,210,000	C	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	2,173,399
138,896	C	Banc of America Commercial Mortgage, Inc., 5.226%, due 10/10/45	138,872
120,000	C	Banc of America Commercial Mortgage, Inc., 5.309%, due 10/10/45	120,351
194,596	C	Banc of America Commercial Mortgage, Inc., 5.363%, due 07/10/46	195,484
1,470,000	C	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	1,468,770

			PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund			as of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$56,611	C	Banc of America Commercial Mortgage, Inc., 5.685%, due 07/10/44	$57,086
270,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	280,964
5,755,272	C	Banc of America Funding Corp., 5.263%, due 09/20/35	5,662,199
2,809,146	C	Banc of America Funding Corp., 5.750%, due 09/20/34	2,795,705
2,467,609	C	Banc of America Funding Corp., 5.861%, due 05/20/36	2,463,441
2,623,000	C	Banc of America Mortgage Securities, 4.146%, due 07/25/34	2,554,277
2,743,601	C	Banc of America Mortgage Securities, 5.181%, due 09/25/35	2,699,232
1,045,069	C	Banc of America Mortgage Securities, 5.250%, due 11/25/19	1,034,443
816,422	C	Banc of America Mortgage Securities, 5.500%, due 11/25/33	804,657
1,989,299	C	Banc of America Mortgage Securities, 5.500%, due 06/25/35	1,977,109
5,616,236	C	Bank of America Alternative Loan Trust, 6.294%, due 11/25/21	5,671,608
955,779	C	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	968,026
6,611,710	C	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	6,690,379
1,173,816	C	Bear Stearns Alternative-A Trust, 5.640%, due 07/25/34	1,175,299
1,524,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	1,480,782
391,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	378,335
1,527,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,494,293
696,000	C	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	677,430
107,214	C	Bear Stearns Commercial Mortgage Securities, 5.294%, due 09/11/41	107,329
404,590	C	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	406,140
672,000	C	Capco America Securitization Corp., 6.260%, due 10/15/30	680,272
456,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	464,837
1,950,000	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	2,039,802
5,759,179	C	Chase Mortgage Finance Corp., 5.414%, due 12/25/35	5,687,190
3,681,425	C	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	3,657,182
286,082	C	Citicorp Mortgage Securities, Inc., 5.770%, due 03/25/33	287,682
390,000	C	Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	382,742
418,222	C	Citigroup Commercial Mortgage Trust, 5.720%, due 03/15/49	423,829
3,790,657	C	Citigroup Mortgage Loan Trust, Inc., 5.948%, due 06/25/36	3,801,328
6,777,438	C	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	6,780,510
12,080,953	C	Citigroup Mortgage Loan Trust, Inc., 6.092%, due 08/25/36	12,111,215
1,093,000	C	Commercial Mortgage Pass-Through Certificates, 3.600%, due 03/10/39	1,058,974
7,418,978	C	Countrywide Alternative Loan Trust, 5.419%, due 10/25/35	7,326,241
3,101,778	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	3,089,510
373,178	C	Countrywide Alternative Loan Trust, 5.500%, due 07/25/35	374,875
500,654	C	Countrywide Alternative Loan Trust, 5.620%, due 02/25/35	501,136
74,521	C	Countrywide Alternative Loan Trust, 5.720%, due 02/25/33	74,721
3,223,738	C	Countrywide Alternative Loan Trust, 5.763%, due 11/25/46	3,223,738
737,321	C	Countrywide Alternative Loan Trust, 5.870%, due 04/25/33	740,102
1,694,940	C	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	1,706,681
6,867,302	C	Countrywide Alternative Loan Trust, 6.020%, due 09/25/36	6,883,786
605,620	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.820%, due 04/25/18	609,330
3,668,409	C	Countrywide Home Loan Mortgage Pass-Through Trust, 6.246%, due 02/25/35	3,688,952
902,434	C	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	872,187
423,423	C	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	405,512
451,000	C	Credit Suisse First Boston Mortgage Securities Corp., 4.321%, due 01/15/37	436,244
975,000	C	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	950,537
646,000	C	Credit Suisse First Boston Mortgage Securities Corp., 5.183%, due 11/15/36	643,218
401,559	C	Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	398,787
9,116,214	C	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	9,241,347
688,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	714,890
885,928	C	Freddie Mac REMICS, 5.970%, due 04/15/32	896,033
6,282,542	C	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	6,203,161
528,958	C	First Horizon Asset Securities, Inc., 5.389%, due 10/25/35	525,237
2,214,873	C	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	2,197,494
1,611,197	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,578,570
698,000	C	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	680,418
483,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	475,706
372,046	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	374,552
1,691,997	C	GMAC Mortgage Corp. Loan Trust, 4.603%, due 10/19/33	1,641,006
3,987,863	C	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	3,923,372
2,451,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	2,443,816
500,000	C	Greenwich Capital Commercial Funding Corp., 5.912%, due 07/10/38	514,313
1,949,000	C	GS Mortgage Securities Corp. II, 5.626%, due 04/10/38	1,974,735
692,857	#, C	GSMPS Mortgage Loan Trust, 5.670%, due 01/25/35	696,108
661,669	C	GSR Mortgage Loan Trust, 5.500%, due 06/25/35	660,445
1,153,944	C	Harborview Mortgage Loan Trust, 5.670%, due 01/19/35	1,159,469
541,926	C	Homebanc Mortgage Trust, 5.750%, due 08/25/29	542,814
2,759,000		Hudson Mezzanine Funding, 6.010%, due 04/12/42	2,759,000
177,515,966	C	JPMorgan Chase Commercial Mortgage Securities Corp., 0.070%, due 01/12/43	441,819

			PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund			as of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$342,270		JPMorgan Alternative Loan Trust, 5.517%, due 01/25/36	$340,790
459,404	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	447,374
1,700,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	1,654,183
1,427,950	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	1,392,993
220,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.879%, due 01/12/38	214,889
370,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.289%, due 05/15/45	370,732
96,943	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.338%, due 05/12/45	97,144
433,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	433,476
866,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	864,987
205,936	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	208,491
4,263,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	4,366,609
1,226,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	1,259,942
11,353,051	C	JPMorgan Mortgage Trust, 5.407%, due 11/25/35	11,211,129
866,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	838,885
225,000	C	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	219,240
695,000	C	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	674,060
1,115,000	C	LB-UBS Commercial Mortgage Trust, 4.547%, due 08/15/29	1,088,387
1,209,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	1,191,601
1,242,000	C	LB-UBS Commercial Mortgage Trust, 4.583%, due 08/15/29	1,211,169
1,179,000	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	1,164,631
516,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	496,175
520,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	515,313
1,010,000	C	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	999,158
1,469,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	1,464,487
735,000	C	LB-UBS Commercial Mortgage Trust, 5.207%, due 02/15/31	732,647
1,845,000	C	LB-UBS Commercial Mortgage Trust, 5.227%, due 04/15/40	1,831,459
406,116	C	LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	411,652
2,961,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	3,015,778
1,179,000	C	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	1,231,394
1,703,000	C	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	1,804,538
2,724,311	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	2,720,272
145,277	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	145,897
485,552	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	490,587
2,066,891	C	MASTR Seasoned Securities Trust, 5.720%, due 10/25/32	2,069,392
981,000	C	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	965,963
918,000	C	Merrill Lynch Mortgage Trust, 5.660%, due 05/12/39	937,999
310,948	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 4.711%, due 07/12/46	306,650
425,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39	428,116
1,689,926	C	MLCC Mortgage Investors, Inc., 5.550%, due 04/25/29	1,691,825
1,125,419	C	MLCC Mortgage Investors, Inc., 5.640%, due 10/25/28	1,125,514
538,766	C	MLCC Mortgage Investors, Inc., 5.640%, due 01/25/29	539,401
40,979,963	C	Merrill Lynch Mortgage Trust, 0.193%, due 11/12/35	326,336
1,320,000	C	Morgan Stanley Capital I, 4.827%, due 06/12/47	1,296,428
3,660,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	3,621,073
870,663	C	Morgan Stanley Capital I, 5.124%, due 03/12/44	867,721
871,132	C	Morgan Stanley Capital I, 5.131%, due 11/12/41	868,633
300,039	C	Morgan Stanley Capital I, 5.490%, due 07/12/44	302,290
160,000	C	Morgan Stanley Capital I, 5.741%, due 08/12/41	163,708
286,365	C	Morgan Stanley Capital I, 7.020%, due 03/15/32	293,407
243,602	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	235,481
1,664,449	C	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	1,678,663
1,038,000	C	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,100,724
3,501,390	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	3,363,751
5,809,120	C	RAAC Series, 5.250%, due 09/25/34	5,740,949
6,107,106	C	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	5,895,226
3,211,825	C	Residential Accredit Loans, Inc., 5.720%, due 04/25/35	3,224,325
5,798,154	C	Residential Accredit Loans, Inc., 5.819%, due 08/25/35	5,816,520
2,431,860	C	Residential Asset Securitization Trust, 6.500%, due 09/25/36	2,446,853
601,803	C	Residential Funding Mortgage Securities I, 5.720%, due 11/25/17	603,226
400,000	C	Salomon Brothers Mortgage Securities VII, 7.520%, due 12/18/09	421,012
645,808	C	Sequoia Mortgage Trust, 5.590%, due 01/20/35	647,170
180,054	C	Sequoia Mortgage Trust, 5.630%, due 11/20/33	180,179
1,005,999	C	Structured Adjustable Rate Mortgage Loan Trust, 5.630%, due 07/25/35	1,010,542
1,469,950	C	Structured Asset Mortgage Investments, Inc., 5.560%, due 04/19/35	1,473,183
5,626,401	C	Structured Asset Mortgage Investments, Inc., 7.269%, due 12/27/35	5,720,478
812,897	C	Thornburg Mortgage Securities Trust, 5.670%, due 12/25/33	813,864
3,170,702	C	Thornburg Mortgage Securities Trust, 5.690%, due 09/25/34	3,187,691
190,000	C	Wachovia Bank Commercial Mortgage Trust, 5.223%, due 07/15/42	189,924
394,919	C	Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	398,704
420,000	C	Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	431,250

			PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund			as of December 31, 2006 (Unaudited) (continued)

Principal Amount				Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$7,782,388	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	$7,811,058
	1,890,000	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.764%, due 10/25/36	1,876,250
	3,330,441	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.920%, due 07/25/36	3,331,338
	2,045,000	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 6.081%, due 09/25/36	2,046,707
	5,741,677	C	Washington Mutual Alternative Mortgage Pass-Through Certifications, 5.873%, due 07/25/46	5,746,609
	854,913	C	Washington Mutual MSC Mortgage Pass-Through Certificates, 5.820%, due 01/25/18	857,769
	668,642	C	Washington Mutual, Inc., 5.570%, due 01/25/45	669,998
	824,970	C	Washington Mutual, Inc., 5.630%, due 01/25/45	826,965
	1,676,208	C	Washington Mutual, Inc., 5.720%, due 08/25/45	1,684,692
	2,821,054	C	Washington Mutual, Inc., 5.763%, due 10/25/46	2,822,047
	1,050,007	C	Washington Mutual, Inc., 5.795%, due 06/25/44	1,054,262
	980,486	C	Washington Mutual, Inc., 5.858%, due 10/25/46	986,804
	1,873,929	C	Washington Mutual, Inc., 6.000%, due 06/25/34	1,874,515
	3,223,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.499%, due 06/25/35	3,140,177
	3,016,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.109%, due 06/25/35	2,948,056
	2,160,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	2,049,967
	6,518,131	C	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	6,432,072
	2,758,656	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	2,702,621
	4,667,504	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	4,565,402
	10,663,109	C	Wells Fargo Mortgage-Backed Securities Trust, 5.686%, due 12/25/36	10,614,752
	3,975,734	C	Wells Fargo Mortgage-Backed Securities Trust, 5.986%, due 10/25/36	3,984,421
	4,527,173	C	Wells Fargo Mortgage-Backed Securities Trust, 5.994%, due 11/25/36	4,537,065
	5,458,628	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	5,461,373

			Total Collateralized Mortgage Obligations
			(Cost $365,341,099)	364,392,703

MUNICIPAL BONDS: 1.0%
			California: 0.2%
	2,593,000	C	City of San Diego, 7.125%, due 06/01/32	2,673,616
				2,673,616
			Louisiana: 0.4%
	3,846,000	#, C	Tulane University of Louisiana, 6.174%, due 11/15/12	3,846,000
				3,846,000
			Michigan: 0.4%
	4,525,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	4,696,860
				4,696,860
			Total Municipal Bonds
			(Cost $11,003,570)	11,216,476

OTHER BONDS: 1.6%
			Foreign Government Bonds: 1.6%
ARS	12,426,000		Argentina Bonos, 2.000%, due 09/30/14	4,473,693
JPY	1,080,000,000		Japan Treasury Bill, Discount Note, due 06/11/07	9,055,356
TRY	8,651,700		Turkey Government International Bond, Discount Note, due 08/13/08	4,474,821

			Total Other Bonds
			(Cost $17,721,065)	18,003,870

Shares				Value

EQUITY-LINKED SECURITIES: 0.5%
			Banks: 0.5%
	6,000,000		KAUP Bank	$5,632,878

			Total Equity-Linked Securities
			(Cost $6,000,000)	5,632,878

PREFERRED STOCK: 1.8%
			Banks: 0.5%
	224,640	P	Bank of American Corp.	5,604,768
				5,604,768
			Diversified Financial Services: 0.3%
	142,000	P	Merrill Lynch & Co., Inc.	3,703,360
				3,703,360
			Insurance: 0.7%
	182,863	P	Aegon NV	4,749,978
	126,650	P	Metlife, Inc.	3,332,162
				8,082,140

		PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund		as of December 31, 2006 (Unaudited) (continued)

Principal Amount				Value

PREFERRED STOCK (continued)
		Real Estate Investment Trusts: 0.3%
$103,025	P	Duke Realty Corp.		$ 2,676,590
				2,676,590
		Total Preferred Stock
		(Cost $19,565,564)		20,066,858

WARRANTS: 0.0%
		Telecommunications: 0.0%
20		American Tower Corp.		10,536

		Total Warrants
		(Cost $1,502)		10,536

		Total Long-Term Investments
		(Cost $1,164,401,363)		1,162,721,440

Principal Amount				Value

SHORT-TERM INVESTMENTS: 17.2%
		Mutual Fund: 1.8%
$20,000,000	**	ING Institutional Prime Money Market Fund		$20,000,000

		Total Mutual Fund
		(Cost $20,000,000)		20,000,000

		Repurchase Agreement: 3.3%
36,814,000		Morgan Stanley Repurchase Agreement dated 12/29/06, 5.250%, due 01/02/07, $36,835, 475 to be received upon repurchase (Collateralized by $118,050,000 Resolution Funding Corporation, Discount Notes, Market Value $37,551,220, due 01/15/30-04/15/30)		36,814,000

		Total Repurchase Agreement
		(Cost $36,814,000)		36,814,000

		Securities Lending Collateralcc: 12.1%
133,660,798		The Bank of New York Institutional Cash Reserves Fund		133,660,798

		Total Securities Lending Collateral
		(Cost $133,660,798)		133,660,798

		Total Short-Term Investments
		(Cost $190,474,798)		190,474,798

		Total Investments in Securities
		(Cost $1,354,876,160)*	121.9%	$1,353,196,238
		Other Assets and Liabilities - Net	(21.9)	(243,221,224)
		Net Assets	100.0%	$1,109,975,014

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at December 31, 2006.
	ARS	Argentine Peso
	JPY	Japanese Yen
	TRY	Turkish Lira
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $1,355,669,137.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$ 6,928,541
		Gross Unrealized Depreciation		(9,401,440)
		Net Unrealized Depreciation		$ (2,472,899)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2006 (Unaudited) (continued)

ING Intermediate Bond Portfolio Open Futures Contracts on December 31, 2006

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/(Depreciation)

Long Contracts

U.S. Treasury 2-Year Note	1,109	226,270,667.34	03/30/07	$(783,673)
U.S. Treasury 5-Year Note	335	35,195,937.50	03/30/07	(481,445)
U.S. Treasury 10-Year Note	51	5,480,906.25	03/21/07	(106,188)
				$(1,371,306)

Short Contracts

90-Day Eurodollar	250	(59,175,000.00)	03/19/07	$(25,942)
U.S. Treasury Long Bond	332	(36,997,250.00)	03/21/07	762,086
				$736,144

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2006 (Unaudited) (continued)

ING Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on December 31, 2006:

		Buy/Sell	(Pay)/Receive	Termination		Notional	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate	Date		Amount	(Depreciation)

Morgan Stanley Capital Services, Inc.	Domtar, Inc., 7.875%, due 10/15/11	Buy	(2.65)%	9/20/11	USD	1,287,500	$(56,113)
UBS AG	Domtar, Inc., 7.875%, due 10/15/11	Sell	2.60%	9/20/11	USD	1,288,000	49,172
Citibank N.A., New York	Dow Jones CDX.NA.IG.6 Index (3.000-7.000% Tranche)	Buy	(4.66)%	6/20/16	USD	2,575,350	(109,392)
Citibank N.A., New York	Dow Jones CDX.NA.IG.6 Index (7.000-10.000% Tranche)	Sell	1.0025%	6/20/16	USD	7,646,400	3,559
Citibank N.A., New York	Dow Jones CDX.NA.XO.7	Buy	(1.65)%	12/20/11	USD	11,662,000	(30,282)
Citibank N.A., New York	Entergy Corp., 7.750%, due 12/15/09	Sell	0.38%	12/20/11	USD	4,343,000	9,873
Citibank N.A., New York	Glitnir Banki HF, Floating Rate Note, due 01/27/10	Buy	(0.60)%	9/20/11	USD	2,655,000	(30,257)
UBS AG	Glitnir Bank HF, Floating Rate Note, due 01/27/10	Buy	(0.61)%	9/20/11	USD	2,655,000	(34,711)
Morgan Stanley Capital Services, Inc.	H.J. Heinz Co., 6.000%, due 03/15/08	Buy	(0.35)%	9/20/11	USD	7,965,000	(9,591)
Morgan Stanley Capital Services, Inc.	H.J. Heinz Co., 6.000%, due 03/15/08	Buy	(0.41)%	9/20/11	USD	9,292,000	(34,774)
Morgan Stanley Capital Services, Inc.	HCA, Inc. LN Tranche Number: LN300285	Buy	(1.70)%	12/20/11	USD	2,708,000	(55,246)
Barclays Bank PLC	Kinder Morgan, Inc., 6.500%, due 09/01/12	Sell	1.70%	9/20/11	USD	515,000	11,789
Merrill Lynch International	Kinder Morgan, Inc., 6.500%, due 09/01/12	Buy	(1.90)%	9/20/11	USD	1,288,000	(41,366)
UBS AG	Kinder Morgan, Inc., 6.500%, due 09/01/12	Buy	(1.90)%	9/20/11	USD	1,288,000	(43,021)
UBS AG	Rogers Wireless, Inc., 7.250%, due 12/15/12	Sell	1.30%	9/20/11	USD	2,568,000	82,263
UBS AG	Russian Federation, 5.000% Step, due 03/31/30	Sell	0.24%	8/20/07	USD	6,267,000	864
UBS AG	Russian Federation, 5.000% Step, due 03/31/30	Sell	0.31%	8/20/07	USD	10,271,000	19,537
Citibank N.A., New York	Telus Corp., 8.000%, due 06/01/11	Sell	0.45%	12/20/11	USD	509,000	1,164
Goldman Sachs International	Telus Corp., 8.000%, due 06/01/11	Sell	0.47%	12/20/11	USD	2,724,000	11,581
Citibank N.A., New York	United States Steel Corp., 9.750%, due 05/15/10	Buy	(1.70)%	12/20/16	USD	503,000	(5,688)
Citibank N.A., New York	United States Steel Corp., 9.750%, due 05/15/10	Buy	(1.68)%	12/20/16	USD	758,000	(7,467)
UBS AG	XL Capital Ltd., 5.250%, due 09/15/14	Buy	(0.61)%	9/20/16	USD	2,655,000	(59,431)
UBS AG	XL Capital Ltd., 5,250% due 09/15/14	Buy	(0.61)%	9/20/16	USD	5,310,000	(118,862)
							$(446,399)

PORTFOLIO OF INVESTMENTS
ING National Tax-Exempt Bond Fund	as of December 31, 2006 (Unaudited)

Principal Amount		Rating(1)	Value

MUNICIPAL BONDS: 93.4%
	California: 14.9%
$1,000,000	California Housing Finance Agency, 4.600%, due 08/01/21	Aa2/AA-	$1,012,940
250,000	California Statewide Communities Development Authority, 5.500%, due 09/01/14	Aaa/AAA	273,375
1,000,000	Clovis Public Financing Authority, 5.000%, due 08/01/26	Aaa/NR	1,064,940
1,000,000	Pleasant Valley School District, 5.850%, due 08/01/31	Aaa/AAA	1,248,240
500,000	San Marcos Califonia Public Facility Authority Tax Allocation Reserve, 5.000%, due 08/01/21	Aaa/AAA	528,545
			4,128,040
	Colorado: 3.8%
1,000,000	Interlocken Metropolitan District, 5.750%, due 12/15/19	NR/AA	1,060,020
			1,060,020
	Connecticut: 2.0%
520,000	Connecticut State Development Authority, SPL Obligation, 5.000%, due 10/15/23	Aaa/AAA	553,602
			553,602
	Florida: 8.0%
750,000	City of Gulf Breeze, 5.050%, due 12/01/20	Aaa/AAA	796,755
250,000	City of Tallahassee, 6.375%, due 12/01/30	Baa2/NR	268,250
100,000	County of Orange, 5.250%, due 10/01/23	Aaa/AAA	107,608
500,000	Florida State Board of Education, 5.750%, due 06/01/22	Aa1/AAA	536,390
500,000	Tampa Housing Authority, 4.650%, due 07/01/22	NR/AAA	510,990
			2,219,993
	Illinois: 11.2%
1,000,000	City of Chicago, 5.500%, due 01/01/09	Aaa/AAA	1,036,150
1,000,000	De Kalb-Ogle Etc Counties Community College District No. 523, 5.750%, due 02/01/11	Aaa/NR	1,059,880
1,000,000	Illinois Finance Authority, 5.000%, due 08/15/24	NR/NR	999,940
			3,095,970
	Nevada: 3.8%
1,000,000	Clark County, 5.000%, due 06/01/32	Aaa/AAA	1,057,359
			1,057,359
	New Hampshire: 2.7%
740,000	New Hampshire Housing Finance Authority, 4.850%, due 07/01/26	Aaa/NR	755,318
			755,318
	New Mexico: 1.9%
500,000	New Mexico Finance Authority, 5.000%, due 04/01/16	Aaa/AAA	537,380
			537,380
	New York: 18.2%
690,000	Albany Industrial Development Agency, 7.750%, due 01/01/10	NR/NR	736,009
1,000,000	City of New York, 5.000%, due 08/01/24	A1/AA-	1,058,262
250,000	Hudson Yards Infrastructure Corp., 5.000%, due 02/15/47	A3/A	264,530
1,000,000	New York State Dormitory Authority, 5.500%, due 07/01/15	Aaa/AAA	1,072,150
1,000,000	Port Authority of New York & New Jersey, 6.250%, due 12/01/11	Aaa/AAA	1,105,800
775,000	Westchester County Industrial Development Agency, 4.750%, due 07/01/20	NR/A	796,010
			5,032,761
	North Carolina: 3.9%
295,000	New Hanover County, 5.750%, due 11/01/12	Aa2/AA	319,721
710,000	Raleigh North Carolina Certificates, 5.000%, due 02/01/24	Aa2/AA+	749,334
			1,069,055
	North Dakota: 1.0%
250,000	Oliver County, 5.300%, due 01/01/27	Aaa/AAA	261,375
			261,375
	Ohio: 0.2%
55,000	Lakota Local School District, 7.000%, due 12/01/10	Aaa/AAA	61,642
			61,642
	Oklahoma: 7.8%
420,000	Oklahoma Industries Authority, 6.000%, due 08/15/19	Aaa/AAA	449,245
580,000	Oklahoma Industries Authority, 6.000%, due 08/15/19	Aaa/AAA	614,829
1,000,000	Payne County Economic Development Authority, 6.375%, due 06/01/30	Baa3/NR	1,107,310
			2,171,384
	Pennsylvania: 3.9%
1,000,000	Lebanon County Health Facilities Authority, 6.000%, due 11/15/35	Baa2/BBB	1,083,600
			1,083,600
	Rhode Island: 0.4%
35,000	Dunns Corner Fire District, 8.000%, due 06/01/07	NR/NR	35,583
35,000	Dunns Corner Fire District, 8.050%, due 06/01/08	NR/NR	36,961
35,000	Dunns Corner Fire District, 8.100%, due 06/01/09	NR/NR	38,277
			110,821
	Tennessee: 0.9%
240,000	Knox County Health Educational & Housing Facilities Board, 5.750%, due 04/01/19	Baa1/NR	249,514
			249,514
	Texas: 7.7%
500,000	Alamo Community College District, 5.000%, due 02/15/24	Aaa/AAA	532,580
200,000	Cleburne 4B Economic Development Corp., 5.625%, due 02/15/27	Aaa/NR	213,340
1,000,000	Harris County Health Facilities Development Corp., 5.750%, due 07/01/27	Aa3/AAA	1,213,380
165,000	Harris County-Houston Sports Authority, 5.000%, due 11/15/28	Aaa/AAA	167,709
			2,127,009

PORTFOLIO OF INVESTMENTS
ING National Tax-Exempt Bond Fund	as of December 31, 2006 (Unaudited) (continued)

Principal Amount		Rating(1)	Value

	Virginia: 1.1%
$290,000	Virginia Housing Development Authority, 4.500%, due 04/01/24	Aaa/AAA	$290,096
			290,096

	Total Investments in Securities
	(Cost $25,220,231)*	93.4%	$25,864,939
	Other Assets and Liabilities - Net	6.6	1,837,761
	Net Assets	100.0%	$27,702,700

C	Bond may be called prior to maturity date.
SPL	Special Purpose Loan
(1)	Credit ratings are provided by Moody’s Investor’s Service, Inc. and Standards and Poor’s Rating Group (Unaudited)

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$712,103
	Gross Unrealized Depreciation		(67,395)
	Net Unrealized Appreciation		$644,708

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 1, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 1, 2007